       Annuity Service Office                           Mailing Address
        116 Huntington Avenue                        Post Office Box 9230
     Boston, Massachusetts 02116                     Boston, Massachusetts
           (617) 266-6008                                 02205-9230
           (800) 344-1029

--------------------------------------------------------------------------------
                            NASL VARIABLE ACCOUNT
--------------------------------------------------------------------------------

                                       OF

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                      FLEXIBLE PAYMENT DEFERRED COMBINATION
                    FIXED AND VARIABLE GROUP ANNUITY CONTRACT
                                NON-PARTICIPATING

     This Prospectus describes a flexible purchase payment deferred combination fixed and variable group annuity contract (the "contract") issued by North American Security Life Insurance Company ("the Company"), a stock life insurance company, the ultimate parent of which is The Manufacturers Life Insurance Company ("Manulife"). The contract is designed for use in connection with retirement plans which may or may not qualify for special federal income tax treatment. Prior to February, 1995, the Company issued a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("prior contract"--"Ven 8" contracts), which were sold during the period from September 1992 until February, 1995. This prospectus principally describes the contract but also describes the Ven 8 contracts. The principal difference between the contract offered by this Prospectus and the Ven 8 contract relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by the Company and the death benefit provisions. See "Appendix D - Prior Contracts."

     The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The contract offers thirty-eight investment options: thirty-four variable and four fixed. The variable portion of the contract value and annuity payments, if selected on a variable basis, will vary according to the investment performance of the sub-accounts of NASL Variable Account (the "Variable Account"). The Variable Account is a separate account established by the Company. Purchase payments and earnings on those purchase payments may be allocated to and transferred among one or more of thirty-four sub-accounts of the Variable Account. The assets of each sub-account are invested in shares of NASL Series Trust (the "Trust"), a mutual fund having an investment portfolio for each sub-account of the Variable Account (see the accompanying Prospectus of the Trust). Fixed contract values may be accumulated under one, three, five and seven year fixed account investment options. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

     Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


      Additional information about the variable portion of the contract and Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing the Company at the above address or telephoning (617) 266-6008. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated bye reference, and other information regarding registrants that file electronically with the Commission. The table of contents for the Statement of Additional Information is included on page [47] of this Prospectus.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT AND CERTIFICATE THAT A PROSPECTIVE PURCHASER SHOULD KNOW BEFORE INVESTING.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   The date of this Prospectus is May 1, 1997.


V22/33.PRO597

                               TABLE OF CONTENTS




SPECIAL TERMS ............................................................. 3
SUMMARY ................................................................... 5
TABLE OF ACCUMULATION UNIT VALUES..........................................12
GENERAL INFORMATION ABOUT NORTH AMERICAN SECURITY LIFE INSURANCE
COMPANY, NASL VARIABLE ACCOUNT AND NASL SERIES TRUST ......................13
     North American Security Life Insurance Company .......................13
     NASL Variable Account.................................................13
     NASL Series Trust.....................................................14
DESCRIPTION OF THE CONTRACT ...............................................18
   ELIGIBLE GROUPS ........................................................18
   ACCUMULATION PROVISIONS ................................................18
     Purchase Payments ....................................................18
     Accumulation Units ...................................................19
     Value of Accumulation Units ..........................................19
     Net Investment Factor ................................................19
     Transfers Among Investment Options ...................................20
     Maximum Number of Investment Options .................................20
     Telephone Transactions ...............................................20
     Special Transfer Services - Dollar Cost Averaging ....................21
     Asset Rebalancing Program.............................................21
     Withdrawals...........................................................21
     Special Withdrawal Services - Income Plan ............................22
     Loans.................................................................22
     Death Benefit Before Maturity Date....................................23
   ANNUITY PROVISIONS .....................................................24
     General ..............................................................24
     Annuity Options ......................................................25
     Determination of Amount of the First Variable Annuity Payment.........26
     Annuity Units and the Determination of Subsequent Variable
       Annuity Payments ...................................................26
     Transfers After Maturity Date ........................................26
     Death Benefit on or After Maturity Date ..............................26
   OTHER CONTRACT PROVISIONS ..............................................27
     Ten Day Right to Review ..............................................27
     Ownership.............................................................27
     Beneficiary ..........................................................27
     Annuitant.............................................................28
     Modification .........................................................28
     Discontinuance of New Owners .........................................28
     Misstatement and Proof of Age, Sex or Survival .......................28
  FIXED ACCOUNT INVESTMENT OPTIONS.........................................28
  CHARGES AND DEDUCTIONS ..................................................31
     Withdrawal Charges....................................................31
     Reduction or Elimination of Withdrawal Charges .......................32
     Administration Fees...................................................33
     Reduction or Elimination of Annual Administration Fee.................33
     Mortality and Expense Risk Charge ....................................34
     Taxes ................................................................34
FEDERAL TAX MATTERS .......................................................35
  INTRODUCTION ............................................................35
  THE COMPANY'S TAX STATUS ................................................35
  TAXATION OF ANNUITIES IN GENERAL ........................................35
     Tax Deferral During Accumulation Period ..............................35
     Taxation of Partial and Full Withdrawals .............................36
     Taxation of Annuity Payments .........................................37
     Taxation of Death Benefit Proceeds ...................................37
     Penalty Tax on Premature Distributions ...............................37
     Aggregation of Contracts .............................................37
  QUALIFIED RETIREMENT PLANS...............................................38
     Qualified Plan Types .................................................39
     Direct Rollovers .....................................................40
  FEDERAL INCOME TAX WITHHOLDING...........................................40
GENERAL MATTERS............................................................41
     Tax Deferral..........................................................41
     Performance Data......................................................41
     Financial Statements..................................................41
     Asset Allocation and Timing Services .................................41
     Restrictions Under the Texas Optional Retirement Program .............41
     Distribution of Contracts ............................................42
     Owner Inquiries.......................................................42
     Legal Proceedings ....................................................42
EXCHANGE OFFER AND ENHANCED DEATH BENEFIT OPTION...........................42
     Exchange Offer .......................................................42
     Enhanced Death Benefit Option ........................................45
OTHER INFORMATION .........................................................46
STATEMENT OF ADDITIONAL INFORMATION-TABLE OF CONTENTS......................47
APPENDIX A:  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE..................48
APPENDIX B:  STATE PREMIUM TAXES...........................................50
APPENDIX C:  PENNSYLVANIA MAXIMUM MATURITY AGE.............................51
APPENDIX D:  PRIOR CONTRACTS (VEN 8).......................................52

                                  SPECIAL TERMS

     The following terms as used in this Prospectus have the indicated meanings:

     Accumulation Unit - A unit of measure that is used to calculate the value of an owner's variable investment account before the maturity date.

     Annuitant - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The "annuitant" is as designated on the certificate specifications page or in the application, unless changed.

     Annuity Option - The method selected by each owner for annuity payments made by the Company. At the maturity date, the Company will provide an annuity with payments guaranteed for 10 years and for the lifetime of the annuitant, if the annuitant lives more than 10 years. This will be the annuity option unless changed.

     Annuity Service Office - The service office of the Company is P.O. Box 9230, Boston, Massachusetts 02205-9230.

     Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

     Application - The document signed by each owner that serves as his or her application for participation under the contract.

     Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of an owner or, in certain circumstances, the annuitant. If there is a surviving owner, that person will be deemed to be the beneficiary.

     Certificate - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

     Certificate Anniversary - The anniversary of the certificate date.

     Certificate Date - The date of issue of a certificate under the contract.

     Certificate Year - The period of twelve consecutive months beginning on the certificate date or any anniversary thereof.

     Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

     Contract Application - The document signed by the Group Holder that evidences the Group Holder's application for a Contract.

     Contract Value - The total of an owner's investment account values and, if applicable, any amount in the loan account attributable to that owner.

     Debt - Any amounts in an owner's loan account plus any accrued loan interest. The loan provision is available only under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA.

     Due Proof of Death - Due Proof of Death is required upon the death of the owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

     (a)  A certified copy of a death certificate;
     (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     (c)  Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by the Company's Annuity Service Office.

     Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

     General Account - All the assets of the Company other than assets in separate accounts.

     Group Holder - The person, persons or entity to whom the contract is issued.

     Investment Account - An account established by the Company which represents an owner's interest in an investment option prior to the maturity date.

     Investment Account Value - The value of an owner's investment in an investment account.

     Investment Options - The investment choices available to owners. Currently, there are thirty-four variable and four fixed investment options under the contract.

     Loan Account - The portion of the general account that is used for collateral when a loan is taken by an owner.

     Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

     Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. See Appendix D for information on the Maturity Date applicable to certain contracts which are no longer being issued (Ven 8 contracts).

     Net Purchase Payment - The purchase payment paid by or on behalf of an owner less the amount of premium tax, if any.

     Non-Qualified Certificates - Certificates issued under non-qualified Contracts.

     Non-Qualified Contracts - Contracts which are not issued under qualified plans.

     Owner - The person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner is specified in the application, unless changed.

     Portfolio or Trust Portfolio - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

     Purchase Payment - An amount paid by or on behalf of an owner to the Company as consideration for the benefits provided by the contract.

     Qualified Certificates - Certificates issued under qualified contracts.

     Qualified Contracts - Contracts issued under qualified plans.

     Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended.

     Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

     Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

     Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

     Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

     Variable Account - The Variable Account, which is a separate account of the Company.

     Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.


                                     SUMMARY

     The Contract. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable group annuity contract. Specific accounts are maintained under the contract for each member of the eligible group participating in the contract as evidenced by the issuance of certificates. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

     Eligible Groups. The contract may be issued to fund either non-qualified retirement plans or plans qualifying for special income tax treatment under the Internal Revenue Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans. (See "QUALIFIED RETIREMENT PLANS")

     Purchase Payments. Effective October 1, 1996, the minimum initial purchase payment is $5,000 for non-qualified retirement plans and $2,000 for retirement plans qualifying for special income tax treatment under the Internal Revenue Code. Prior to October 1, 1996, the minimum initial purchase payment was $30 with the additional requirement that at least $300 be paid during the first contract year. Purchase payments may be made at any time, except that if a purchase payment would cause the owner's contract value to exceed $1,000,000, or the owner's contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company. The Company may, at its option, cancel a certificate and an owner's participation under a contract at the end of any two consecutive certificate years in which no purchase payments by or on behalf of the owner have been made, if both (i) the total purchase payments made for the certificate, less any withdrawals, are less than $2,000; and (ii) the contract value for the owner at the end of such two year period is less than $2,000. The cancellation of contract privileges may vary in certain states in order to comply with the requirements of insurance laws and regulations in such state. (See "PURCHASE PAYMENTS")

     Investment Options. Purchase payments may be allocated among the thirty-eight investment options currently available under the contract: thirty-four variable account investment options and four fixed account investment options. Due to current administrative capabilities, a contract owner is limited to a maximum of seventeen investment options (including all fixed account investment options) during the period prior to the maturity date of the contract. The thirty-four variable account investment options are the thirty-four sub-accounts of the Variable Account, a separate account established by the Company. The sub-accounts invest in corresponding portfolios of the
Trust: the Pacific Rim Emerging Markets Trust, the Science & Technology Trust, the International Small Cap Trust, the Emerging Growth Trust, the Pilgrim Baxter Growth Trust, the Small/Mid Cap Trust, the International Stock Trust, the Worldwide Growth Trust, the Global Equity Trust, the Growth Trust, the Equity Trust, the Quantitative Equity Trust, the Blue Chip Growth Trust, the Real Estate Securities Trust, the Value Trust, the International Growth and Income Trust, the Growth and Income Trust, the Equity-Income Trust, the Balanced Trust, the Aggressive Asset Allocation Trust, the High Yield Trust, the Moderate Asset Allocation Trust, the Conservative Asset Allocation Trust, the Strategic Bond Trust, the Global Government Bond Trust, the Capital Growth Bond Trust, the Investment Quality Bond Trust, the U.S. Government Securities Trust, the Money Market Trust, the Lifestyle Aggressive 1000 Trust, the Lifestyle Growth 820 Trust, the Lifestyle Balanced 640 Trust, the Lifestyle Moderate 460 Trust and the Lifestyle Conservative 280 Trust (see the accompanying Prospectus of the Trust). The portion of an owner's contract value in the Variable Account and monthly annuity payments, if selected on a variable basis, will reflect the investment performance of the sub-accounts selected. (See "NASL VARIABLE ACCOUNT") Purchase payments may also be allocated to the four fixed account investment options: one, three, five and seven year guaranteed investment accounts. Under the fixed account investment options, the Company guarantees the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of an owner's contract value in the fixed account investment options and monthly annuity payments, if selected on a fixed basis, will reflect such interest and principal guarantees. (See "FIXED ACCOUNT INVESTMENT OPTIONS") Subject to certain regulatory limitations, the Company may elect to add, subtract or substitute investment options.

     Transfers. Prior to the maturity date, amounts may be transferred among an owner's variable account investment options and from the owner's variable account investment options to his or her fixed account investment options without charge. In addition, amounts may be transferred prior to the maturity date among the owner's fixed account investment options and from the owner's fixed account investment options to his or her variable account investment options, subject to a one year holding period requirement and a market value charge which may apply to such a transfer. (See "FIXED ACCOUNT INVESTMENT OPTIONS") After the maturity date, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer the amount remaining in the investment account from which the transfer is made is less than $100, then we will transfer the entire amount instead of the requested amount. The Company may impose certain additional limitations on transfers. (See "TRANSFERS AMONG INVESTMENT OPTIONS" and "TRANSFERS AFTER MATURITY DATE") Transfer privileges may also be used under a special service offered by the Company to dollar cost average an investment in the contract. (See "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING")

     Withdrawals. Prior to the earlier of the maturity date or the death of an owner, the owner may withdraw all or a portion of his or her contract value. The amount withdrawn from any investment account must be at least $300 or, if less, the entire balance of the investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce the owner's contract value to less than $300, the withdrawal request will be treated as a request to withdraw the owner's entire contract value. A withdrawal charge and an administration fee may be imposed. (See "WITHDRAWALS") A withdrawal may be subject to a penalty tax. (See "FEDERAL TAX MATTERS") Withdrawal privileges may also be exercised pursuant to the Company's systematic withdrawal plan service. (See "SPECIAL WITHDRAWAL SERVICES - SYSTEMATIC WITHDRAWAL PLAN")

     Loans. The Company offers a loan privilege under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Where available, owners may obtain loans using their contract value as the only security for the loan. The effective cost of a loan is 2% per year of the amount borrowed. (See "LOANS")

     Death Benefits. The Company will pay the death benefit described below (which, as defined, is net of any debt) to the beneficiary if any owner dies before the maturity date. If there is a surviving owner, that owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The death benefit will be determined as of the date on which written notice and proof of death and all required claim forms are received at the Company's Annuity Service Office.

     If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be determined as follows: During the first certificate year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent certificate year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous certificate year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner since then.

     If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. If any owner dies and the oldest owner had an attained age greater than 80 on the certificate date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. (See "DEATH BENEFIT BEFORE MATURITY DATE") If the annuitant dies after the maturity date and annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, the Company will make the remaining guaranteed payments to the beneficiary. (See "DEATH BENEFIT ON OR AFTER MATURITY DATE")

     Annuity Payments. The Company offers a variety of fixed and variable annuity options. Periodic annuity payments will begin on the maturity date. The owner selects the maturity date, frequency of payment and annuity option. (See "ANNUITY PROVISIONS")

     Ten Day Review. Within 10 days of receipt of his or her certificate, an owner may cancel the certificate by returning it to the Company. The ten day right to review may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states. (See "TEN DAY RIGHT TO REVIEW")

     Modification. The contract or any certificate may not be modified by the Company without the consent of the group holder or the owner, as applicable, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, the Company may change the withdrawal charges, administration fees, mortality and expense risk charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. (See "MODIFICATION")

     Discontinuance of New Owners. On thirty days' notice to the group holder, the Company may limit or discontinue acceptance of new applications and the issuance of new certificates under a contract. (See "DISCONTINUANCE OF NEW OWNERS")

     Charges and Deductions. The following table and Example are designed to assist group holders and owners in understanding the various costs and expenses to which they are subject directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain owners. The items listed under "Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus (see "CHARGES AND DEDUCTIONS") The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus to which reference should be made.

TRANSACTION EXPENSES

     Deferred sales load (as percentage of purchase payments)

     NUMBER OF COMPLETE YEARS               WITHDRAWAL CHARGE
      PURCHASE PAYMENT IN                     PERCENTAGE
          CONTRACT
 --------------------------------------------------------------------
               0                                  6%
               1                                  6%
               2                                  5%
               3                                  5%
               4                                  4%
               5                                  3%
               6                                  2%
               7+                                 0%

ANNUAL ADMINISTRATION FEE.............................................      $30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees.......................................      1.25%
Administration fee  - asset based.....................................      0.15%

Total Separate Account Annual Expenses................................      1.40%

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)


-------------

(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all the owner's investment accounts is equal to or greater than $100,000. See Appendix D for information on the administration fee applicable to certain contracts which are no longer being issued (Ven 8 contracts).



                                  MANAGEMENT      OTHER       TOTAL TRUST
TRUST PORTFOLIO                     FEES         EXPENSES   ANNUAL EXPENSES

------------------------------------------------------------------------------
Pacific Rim Emerging Markets ....  0.850%         0.300%         1.150%
Science & Technology ............  1.100%         0.100%*        1.200%
International Small Cap .........  1.100%         0.190%*        1.290%
Emerging Growth .................  1.050%         0.100%*        1.150%
Pilgrim Baxter Growth ...........  1.050%         0.300%*        1.350%
Small/Mid Cap ...................  1.000%         0.100%*        1.100%
International Stock .............  1.050%         0.200%*        1.250%
Worldwide Growth ................  1.000%         0.300%         1.300%
Global Equity ...................  0.900%         0.110%         1.010%
Growth ..........................  0.850%         0.160%*        1.010%
Equity ..........................  0.750%         0.050%         0.800%
Quantitative Equity** ...........  0.700%**       0.060%         0.760%**
Blue Chip Growth ................  0.925%         0.050%         0.975%
Real Estate Securities** ........  0.700%**       0.100%         0.800%**
Value ...........................  0.800%         0.050%*        0.850%
International Growth and Income .  0.950%         0.160%         1.110%
Growth and Income ...............  0.750%         0.050%         0.800%
Equity-Income ...................  0.800%         0.050%         0.850%
Balanced ........................  0.800%         0.150%*        0.950%
Aggressive Asset Allocation .....  0.750%         0.150%         0.900%
High Yield ......................  0.775%         0.145%*        0.920%
Moderate Asset Allocation .......  0.750%         0.090%         0.840%
Conservative Asset Allocation ...  0.750%         0.120%         0.870%
Strategic Bond ..................  0.775%         0.085%         0.860%
Global Government Bond ..........  0.800%         0.100%         0.900%
Capital Growth Bond** ...........  0.650%**       0.100%         0.750%**
Investment Quality Bond .........  0.650%         0.080%         0.730%
U.S. Government Securities ......  0.650%         0.060%         0.710%
Money Market ....................  0.500%         0.050%         0.550%


                            MINIMUM TOTAL TRUST     MAXIMUM TOTAL TRUST
                             ANNUAL EXPENSES***    [ANNUAL EXPENSES****]
                            [(AFTER FEE WAIVER)]    [(AFTER FEE WAIVER)]
                            --------------------    --------------------

Lifestyle Aggressive 1000#         0.760%                1.350%
Lifestyle Growth 820#              0.720%                1.260%
Lifestyle Balanced 640#            0.680%                1.180%
Lifestyle Moderate 460#            0.630%                1.090%
Lifestyle Conservative 280#        0.590%                1.010%



*Based on estimates of payments to be made during the current fiscal year.

** "Total Trust Annual Expenses" for the Quantitative Equity, Real Estate Securities and Capital Growth Bond Trusts do not reflect an agreement by NASL Financial Services, Inc. ("NASL Financial") voluntarily to waive fees payable to it and/or reimburse expenses for a period of one year commencing January 1, 1997 to the extent necessary to prevent "Total Trust Annual Expenses" for each such Trust from exceeding .50% of average net assets. "Management Fees" for each such Trust do not reflect estimated fee waivers by NASL Financial pursuant to such agreement. If such waivers were reflected "Management Fees" would be 0.440%, 0.400% and 0.400% for the Quantitative Equity Trust, Real Estate Securities Trust and the Capital Growth Bond Trust, respectively.

*** Minimum Fees are determined assuming the following allocation for the Underlying Portfolios: Lifestyle Aggressive 1000 Trust, 100% Quantitative Equity Trust; Lifestyle Growth 820 Trust, 80% Quantitative Equity Trust, 20% Money Market Trust;

Lifestyle Balanced 640 Trust, 60% Quantitative Equity Trust, 40% Money Market Trust; Lifestyle Moderate 460 Trust, 40% Quantitative Equity Trust, 60% Money Market Trust; Lifestyle Conservative 280 Trust, 20% Quantitative Equity Trust, 80% Money Market Trust.

**** Maximum Fees are determined assuming the following allocation for the Underlying Portfolios: Lifestyle Aggressive 1000 Trust, 100% Pilgrim Baxter Growth Trust; Lifestyle Growth 820 Trust, 80% Pilgrim Baxter Growth Trust, 20% High Yield Trust; Lifestyle Balanced 640 Trust, 60% Pilgrim Baxter Growth Trust, 40% High Yield Trust; Lifestyle Moderate 460 Trust, 40% Pilgrim Baxter Growth Trust, 60% High Yield Trust; Lifestyle Conservative 280 Trust, 20% Pilgrim Baxter Growth Trust, 80% High Yield Trust.

#Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will, in addition to its own expenses, such as certain Other Expenses, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. NASL Financial has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This expense reimbursement may be terminated at any time after December 31, 1997. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be .04% higher (based on estimates of the expenses of the Lifestyle Trusts for the current fiscal year) as noted in the chart below:

                                       Minimum Total Trust    Maximum Total Trust
                                        Annual Expenses***    Annual Expenses****
                                       -------------------    --------------------
        Lifestyle Aggressive 1000 Trust      0.800%                 1.390%
        Lifestyle Growth Trust  820          0.760%                 1.300%
        Lifestyle Balanced Trust 640         0.720%                 1.220%
        Lifestyle Moderate Trust 460         0.670%                 1.130%
        Lifestyle Conservative 280 Trust     0.630%                 1.050%


EXAMPLE
A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the owner withdrew all of his or her contract value at the end of the applicable time period:


TRUST PORTFOLIO                    1 YEAR   3 YEARS    5 YEARS+   5 YEARS*  10 YEARS*
------------------------------------------------------------------------------------
Pacific Rim Emerging Markets        $82       $131       $170       $180       $297
Science & Technology .......         83        132
International Small Cap ....         83        135        177        187        311
Emerging Growth ............         82        131
Pilgrim Baxter Growth ......         84        136
Small/Mid Cap ..............         82        129        167        177        292
International Stock ........         83        133
Worldwide Growth ...........         83        135
Global Equity ..............         81        127        163        173        283
Growth .....................         81        127        163        173        283
Equity .....................         79        121        152        162        262
Quantitative Equity ........         78        119        150        160        258
Blue Chip Growth ...........         80        126        161        171        280
Real Estate Securities .....         79        121        152        162        262
Value ......................         79        122
Int'l Growth and Income ....         82        129        168        178        293
Growth and Income ..........         79        121        152        162        262
Equity-Income ..............         79        122        155        165        267
Balanced ...................         80        125
Aggressive Asset Allocation          80        123        157        167        272
High Yield .................         80        124



TRUST PORTFOLIO                   1 YEAR  3 YEARS   5 YEARS+  5 YEARS*  10 YEARS*
---------------------------------------------------------------------------------------
Moderate Asset Allocation ...        79       122       154       164        266
Conservative Asset Allocation        79       123       156       166        269
Strategic Bond ..............        79       122       155       165        268
Global Government Bond ......        80       123       157       167        272
Capital Growth Bond .........        78       119       150       160        257
Investment Quality Bond .....        78       119       149       159        255
U.S. Government Securities ..        78       118       148       158        253
Money Market ................        76       113       140       150        236
Lifestyle Aggressive 1000** .        81       128
Lifestyle Growth 820** ......        81       126
Lifestyle Balanced 640** ....        80       124
Lifestyle Moderate 460** ....        79       122
Lifestyle Conservative 280**         79       121


+ For prior contracts no longer issued, Ven 8 contracts, (as described in Appendix D) only. The difference in numbers is attributable to the different withdrawal charges. See Appendix D.

* The example of expenses for certain Trusts contains only one year and three year examples since they are newly formed Trusts.

** The example of expenses for the Lifestyle Trusts is calculated using the midpoint of the minimum and maximum fees set forth under Trust Annual Operating Expenses.

     A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                    1 YEAR   3 YEARS    5 YEARS+   5 YEARS*  10 YEARS*
-------------------------------------------------------------------------------------
Pacific Rim Emerging Markets        $ 27       $ 82       $140       $140       $297
Science & Technology ........         27         83
International Small Cap .....         28         86        147        147        311
Emerging Growth .............         27         82
Pilgrim Baxter Growth .......         29         88
Small/Mid Cap ...............         26         80        137        137        292
International Stock .........         28         85
Worldwide Growth ............         28         86
Global Equity ...............         25         78        133        133        283
Growth ......................         25         78        133        133        283
Equity ......................         23         71        122        122        262
Quantitative Equity .........         23         70        120        120        258
Blue Chip Growth ............         25         77        131        131        280
Real Estate Securities ......         23         71        122        122        262
Value .......................         24         73
Int'l Growth and Income .....         26         81        138        138        293
Growth and Income ...........         23         71        122        122        262
Equity-Income ...............         24         73        125        125        267
Balanced ....................         25         76
Aggressive Asset Allocation .         24         74        127        127        272
High Yield ..................         24         75
Moderate Asset Allocation ...         24         73        124        124        266
Conservative Asset Allocation         24         74        126        126        269
Strategic Bond ..............         24         73        125        125        268
Global Government Bond ......         24         74        127        127        272




TRUST PORTFOLIO                   1 YEAR   3 YEARS    5 YEARS+   5 YEARS*   10 YEARS*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Capital Growth Bond .............    23        70        120        120         257
Investment Quality Bond .........    22        69        119        119         255
U.S. Government Securities ......    22        69        118        118         253
Money Market ....................    21        64        110        110         236
Lifestyle Aggressive 1000* ......    26        79
Lifestyle Growth 820* ...........    25        77
Lifestyle Balanced 640* .........    24        75
Lifestyle Moderate 460* .........    24        73
Lifestyle Conservative 280* .....    23        71


+ For prior contracts no longer issued, Ven 8 contracts, (as described in Appendix D) only. The difference in numbers is attributable to the different withdrawal charges. See Appendix D.

* The example of expenses for certain Trusts contains only one year and three year examples since they are newly formed Trusts.

** The example of expenses for the Lifestyle Trusts is calculated using the midpoint of the minimum and maximum fees set forth under Trust Annual Operating Expenses.

     For purposes of presenting the foregoing Example, the Company has made certain assumptions mandated by the Commission. The Company has assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Such assumptions, which are mandated by the Commission in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts, do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Example above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.

     In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Administration Fee" to a 0.086% annual asset charge based on the $35,000 approximate average size of certificates of this series issued during 1996 by the Company comparable to the certificates offered by this Prospectus. So translated, such charge would be higher for smaller contract values and lower for larger contract values.

                                * * * * * * * *

     The above summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and Statement of Additional Information and the accompanying Prospectus and Statement of Additional Information for the Trust, to which reference should be made. This Prospectus generally describes only the variable aspects of the contract, except where fixed aspects are specifically mentioned.


                       TABLE OF ACCUMULATION UNIT VALUES+

----------------------------------------------------------------------------------------
SUB-ACCOUNT             UNIT VALUE AT START    UNIT VALUE AT END      NUMBER OF UNITS AT
                             OF YEAR*              OF YEAR               END OF YEAR
----------------------------------------------------------------------------------------
International Small Cap
1996                        $12.500000            $13.493094              265,493.981
----------------------------------------------------------------------------------------
Small/Mid Cap
1996                        $12.500000            $13.215952              684,451.580
----------------------------------------------------------------------------------------
Global Equity
1994                        $16.715126            $15.500933              171,668.821
1995                         15.500933             16.459655              583,284.547
1996                         16.459655             18.276450              923,612.249
----------------------------------------------------------------------------------------
Growth
1996                        $12.500000            $13.727312              252,538.943
----------------------------------------------------------------------------------------
Blue Chip
1994                        $ 8.699511            $ 8.837480               67,651.751
1995                          8.837480             11.026969              532,417.987
1996                         11.026969             13.688523            1,036,815.886
----------------------------------------------------------------------------------------
Equity
1994                        $14.381312            $14.786831              156,302.930
1995                         14.786831             20.821819              761,321.040
1996                         20.821819             24.664354            1,637,731.552
----------------------------------------------------------------------------------------
Value Equity
1994                        $11.375744            $11.107620              147,434.130
1995                         11.107620             13.548849              816,934.091
1996                         13.548849             16.011513            1,486,734.204
----------------------------------------------------------------------------------------
Growth and Income
1994                        $13.239339            $13.076664              147,028.139
1995                         13.076664             16.660889              916,107.230
1996                         16.660889             20.178770            2,035,385.742
----------------------------------------------------------------------------------------
International Growth and
Income
1995                        $10.000000            $10.554228              403,796.120
1996                         10.554228             11.718276              783,705.750
----------------------------------------------------------------------------------------
Strategic Bond
1994                        $10.192707            $ 9.965972               17,448.655
1995                          9.965972             11.716972              276,219.578
1996                         11.716972             13.250563              696,578.665
----------------------------------------------------------------------------------------
Global Government Bond
1994                        $14.734788            $14.630721               46,005.023
1995                         14.630721             17.772344              117,694.301
1996                         17.772344             19.803954              194,577.024
----------------------------------------------------------------------------------------
Investment Quality Bond
1994                        $14.307698            $14.216516               15,254.616
1995                         14.216516             16.751499              118,436.044
1996                         16.751499             16.943257              276,418.440
----------------------------------------------------------------------------------------
U.S. Government Securities
1994                        $14.188969            $14.111357               14,981.455
1995                         14.111357             16.083213              136,450.591
1996                         16.083213             16.393307              299,784.238
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
[SUB-ACCOUNT            UNIT VALUE AT START    UNIT VALUE AT END      NUMBER OF UNITS AT
                             OF YEAR*              OF YEAR               END OF YEAR]
----------------------------------------------------------------------------------------
Money Market
1994                        $13.453100            $13.623292               57,620.649
1995                         13.623292             14.190910              218,876.370
1996                         14.190910             14.699636              436,831.126
----------------------------------------------------------------------------------------
Aggressive Asset Allocation
1994                        $12.538660            $12.381395               41,051.814
1995                         12.381395             14.990551              102,929.895
1996                         14.990551             16.701647              162,245.394
----------------------------------------------------------------------------------------
Moderate Asset Allocation
1994                        $12.522239            $12.396295               98,925.767
1995                         12.396295             14.752561              312,206.344
1996                         14.752561             15.995076              518,913.471
----------------------------------------------------------------------------------------
Conservative Asset
Allocation
1994                        $12.378545            $12.298940               33,929.162
1995                         12.298940             14.320582              127,957.567
1996                         14.320582             15.113142              174,512.432
----------------------------------------------------------------------------------------


* Units under this series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of International Growth and Income where units were first credited under the sub-accounts on January 9, 1995, Small/Mid Cap and International Small Cap where units were first credited March 4, 1996 and growth where units were first credited July 15, 1996.

+ See Appendix D for the TABLE of ACCUMULATION UNIT VALUES for certain contracts which are no longer being issued (Ven 8 contracts).


                    GENERAL INFORMATION ABOUT NORTH AMERICAN
                         SECURITY LIFE INSURANCE COMPANY
                   NASL VARIABLE ACCOUNT AND NASL SERIES TRUST

NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

     North American Security Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Delaware in 1979. The Company's principal office is located at 116 Huntington Avenue, Boston, Massachusetts. The ultimate parent of the Company is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, the Company was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

NASL VARIABLE ACCOUNT

     The Company established the Variable Account on August 24, 1984 as a separate account under Delaware law. The income, gains and losses, whether or not realized, from assets of the Variable Account are, in accordance with the contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Nevertheless, all obligations arising under the contracts are general corporate obligations of the Company. Assets of the Variable Account may not be charged with liabilities arising out of any other business of the Company.

     The Variable Account is registered with the Commission under the Investment Company Act of 1940, as amended ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account. If deemed by the Company to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered under such Act in the event such registration is no longer required.

     There are currently thirty-four sub-accounts within the Variable Account. The Company reserves the right to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by the Company or an affiliated company. The Company will not eliminate existing sub-accounts or combine sub-accounts without obtaining any necessary approval of the appropriate state or federal regulatory authorities.

NASL SERIES TRUST

The assets of each available sub-account of the Variable Account are invested in shares of a corresponding portfolio of the Trust. A description of each portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, Emerging Growth Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment subadvisory services from NASL Financial Services, Inc.

      The Trust currently has fourteen subadvisers who manage all of the portfolios:

  SUBADVISER                              SUBADVISER TO
  ----------                              -------------

  Fred Alger Management, Inc.             Small/Mid Cap Trust

  Founders Asset Management, Inc.         Growth Trust
                                          Worldwide Growth Trust
                                          Balanced Trust
                                          International Small Cap Trust

  Oechsle International Advisors, L.P.    Global Government Bond Trust

  Fidelity Management Trust Company       Equity Trust
                                          Conservative Asset Allocation Trust
                                          Moderate Asset Allocation Trust
                                          Aggressive Asset Allocation Trust

  Wellington Management Company, LLP      Growth and Income Trust
                                          Investment Quality Bond Trust

  Salomon Brothers Asset Management, Inc. U.S. Government Securities Trust
                                          Strategic Bond Trust

  J.P. Morgan Investment Management Inc.  International Growth and Income Trust

  T. Rowe Price Associates, Inc.          Science & Technology Trust
                                          Blue Chip Growth Trust
                                          Equity-Income Trust

  Rowe Price-Fleming International, Inc.  International Stock Trust

  Morgan Stanley Asset Management Inc.    Global Equity Trust

  Miller Anderson & Sherrerd, LLP         Value Trust
                                          High Yield Trust

  Warburg, Pincus Counsellors, Inc.       Emerging Growth Trust

  Pilgrim Baxter & Associates             Pilgrim Baxter Growth Trust

  Manufacturers Adviser Corporation       Pacific Rim  Emerging  Markets Trust
                                          Quantitative Equity Trust
                                          Real Estate Securities Trust
                                          Capital Growth Bond Trust
                                          Money Market Trust
                                          Lifestyle Trusts

     The following is a brief description of each portfolio:

     The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

     The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

     The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

     The EMERGING GROWTH TRUST seeks maximum capital appreciation by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

     The PILGRIM BAXTER GROWTH TRUST seeks capital appreciation by investing in companies believed by the subadviser to have an outlook for strong earnings growth and the potential for significant capital appreciation.

     The SMALL/MID CAP TRUST seeks long-term capital appreciation by investing at least 65% of its total assets (except during temporary defensive periods) in small/mid cap equity securities. As used herein small/mid cap equity securities are equity securities of companies that, at the time of purchase, have total market capitalization between $500 million and $5 billion.

     The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

     The WORLDWIDE GROWTH TRUST seeks long-term growth of capital by normally investing at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world.

     The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

     The GROWTH TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in the common stocks of well-established, high-quality growth companies that the subadviser believes have the potential to increase earnings faster than the rest of the market.

     The EQUITY TRUST seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

     The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

     The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

     The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

     The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

     The INTERNATIONAL GROWTH AND INCOME TRUST seeks long-term growth of capital and income by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers. The portfolio may also invest in debt securities of corporate or sovereign issuers rated A or higher by Moody's or S&P or, if unrated, of equivalent credit quality as determined by the subadviser. Under normal circumstances, the portfolio will be invested approximately 85% in equity securities and 15% in fixed income securities.

     The GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

     The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

     The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

     The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

     The AUTOMATIC ASSET ALLOCATION TRUSTS seek the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in the kinds of securities in which the Equity, Investment Quality Bond, U.S. Government Securities and Money Market Trusts may invest.

     * The AGGRESSIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any three year period.

     * The MODERATE ASSET ALLOCATION TRUST seeks the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any three year period.

     * The CONSERVATIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any three year period.

     The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

     The GLOBAL GOVERNMENT BOND TRUST seeks a high level of total return by placing primary emphasis on high current income and the preservation of capital by investing primarily in a global portfolio of high-quality, fixed-income securities of foreign and United States governmental entities and supranational issuers.

     The CAPITAL GROWTH BOND TRUST seeks to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

     The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

     The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

     The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

     The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

     The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

     The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

     The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

     The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

     In pursuing the Strategic Bond, High Yield and Investment Quality Bond Trusts' investment objective, each portfolio expects to invest a portion of its assets in high yield securities, commonly known as "junk bonds" which also present a high degree of risk. The risks of these securities include price volatility and risk of default in the payment of interest and principal. See "Risk Factors Relating to High Yield Securities" contained in the NASL Series Trust prospectus before investing in either Trust.

     In pursuing the Pacific Rim Emerging Markets, International Stock, Worldwide Growth, International Small Cap, Global Equity, Strategic Bond, International Growth and Income, High Yield and Global Government Bond Trusts' investment objective, each portfolio may invest up to 100% of its assets in foreign securities which may present additional risks. See "Foreign Securities" in the NASL Series Trust prospectus before investing in any of these Trusts.

     If the shares of a Trust portfolio are no longer available for investment or in the Company's judgment investment in a Trust portfolio becomes inappropriate in view of the purposes of the Variable Account, the Company may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without notice to the contract owner and prior approval of the Commission to the extent required by the 1940 Act.

     The Company will vote shares of the Trust portfolios held in the Variable Account at meetings of shareholders of the Trust in accordance with voting instructions received from the persons having the voting interest under the contracts. The number of portfolio shares for which voting instructions may be given will be determined by the Company in the manner described below, not more than 90 days prior to the meeting of the Trust. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. Portfolio shares held in the Variable Account that are attributable to contract owners and as to which no timely instructions are received and portfolio shares held in the Variable Account that are beneficially owned by the Company will be voted by the Company in proportion to the instructions received.

     Prior to the maturity date, the person having the voting interest under a contract is the contract owner and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. After the maturity date, the person having the voting interest under a contract is the annuitant and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. The Company reserves the right to make any changes in the voting rights described above that may be permitted by the federal securities laws or regulations or interpretations of these laws or regulations.

     A full description of the Trust, including the investment objectives, policies and restrictions of each of the portfolios, is contained in the Prospectus for the Trust which accompanies this Prospectus and should be read by a prospective purchaser before investing.


                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

     The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans. (See "QUALIFIED RETIREMENT PLANS") The contract is also designed so that it may be used with non-qualified retirement plans, such as deferred compensation and payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. Contracts have been issued to the Security Life Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with NASL Financial Services, Inc., the principal underwriter of the contracts.

     An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by the Company, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to the Company. The Company reserves the right to decline to issue a certificate to any person in its sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

     Purchase payments are paid to the Company at its Annuity Service Office. Effective October 1, 1996, the minimum initial purchase payment is $5,000 for non-qualified retirement plans and $2,000 for retirement plans qualifying for special income tax treatment under the Internal Revenue Code. Prior to October 1, 1996, the minimum initial purchase payment was $30 with the additional requirement that at least $300 be paid during the first contract year. Purchase payments may be made at any time. The Company may provide by separate agreement for purchase payments to be automatically withdrawn from an owner's bank account on a periodic basis. If a purchase payment would cause the contract value for an owner to exceed $1,000,000 or the owner's contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company.

     The Company may, at its option, cancel a certificate and an owner's participation under a contract at the end of any two consecutive certificate years in which no purchase payments by or on behalf of the owner have been made, if both (i) the total purchase payments made for the certificate, less any withdrawals, are less than $2,000; and (ii) the contract value for the owner at the end of such two year period is less than $2,000. The cancellation of contract privileges may vary in certain states in order to comply with the requirements of insurance laws and regulations in such state. Upon cancellation the Company will pay the owner his or her contract value computed as of the valuation period during which the cancellation occurs less any debt and less the annual $30 administration fee. The amount paid will be treated as a withdrawal for Federal tax purposes and thus may be subject to income tax and to a 10% penalty tax. (See "FEDERAL TAX MATTERS")

     Purchase payments are allocated among the investment options in accordance with the percentages designated by the owner. In addition, owners have the option to participate in the Guarantee Plus Program administered by the Company. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. A percentage of the initial purchase payment is allocated to the chosen fixed account, such that at the end of the guaranteed period the fixed account will have grown to an amount at least equal to the total initial purchase payment. The percentage depends upon the current interest rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as indicated on the certificate application. Owners may elect to participate in the Guarantee Plus Program and may obtain full information concerning the program and its restrictions from their securities dealers or the Annuity Service Office. An owner may change the allocation of subsequent purchase payments at any time upon written notice to the Company or by telephone in accordance with the Company's telephone transfer procedures.

ACCUMULATION UNITS

     The Company will establish an investment account for each owner for each variable account investment option to which such owner allocates purchase payments. Purchase payments are credited to such investment accounts in the form of accumulation units. The following discussion of accumulation units, the value of accumulation units and the net investment factor formula pertains only to the accumulations in the variable account investment options. The parallel discussion regarding accumulations in the fixed account investment options appears elsewhere in this Prospectus. (See "FIXED ACCOUNT INVESTMENT OPTIONS")

     The number of accumulation units to be credited to each investment account is determined by dividing the net purchase payment allocated to that investment account by the value of an accumulation unit for that investment account for the valuation period during which the purchase payment is received at the Company's Annuity Service Office complete with all necessary information or, in the case of the first purchase payment for a certificate, pursuant to the procedures described below.

     Initial purchase payments for a certificate received by mail will usually be credited in the valuation period during which received at the Annuity Service Office, and in any event not later than two business days after receipt of all information necessary for processing issuance of the certificate. The applicant will be informed of any deficiencies preventing processing if the certificate cannot be issued and the purchase payment credited within two business days after receipt. If the deficiencies are not remedied within five business days, the purchase payment will be returned promptly to the applicant, unless the applicant specifically consents to the Company's retaining the purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited in the valuation period during which received where such broker-dealers have made special arrangements with the Company.

VALUE OF ACCUMULATION UNITS


     The value of accumulation units will vary from one valuation period to the next depending upon the investment results of the particular sub-accounts to which purchase payments are allocated. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first valuation period under contracts similar to the contracts described in this Prospectus. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such sub-account (described below) for the valuation period for which the value is being determined.


NET INVESTMENT FACTOR

     The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

          Where (a) is:

          (1) the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

          (2) the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

          Where (b) is:

          the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

          Where (c) is:

          a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. Currently, such factor is equal on an annual basis to 1.4% (0.15% for administrative expenses and 1.25% for mortality and expense risks).

     The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

TRANSFERS AMONG INVESTMENT OPTIONS

     Before the maturity date an owner may transfer amounts among his or her variable account investment options and from such investment options to his or her fixed account investment options at any time and without charge upon written notice to the Company or by telephone if the owner authorizes the Company in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which amounts are transferred and credited to the investment account to which amounts are transferred. The Company will effect such transfers so that the contract value for a certificate on the date of the transfer will not be affected by the transfer. The owner must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then the Company will transfer the entire amount instead of the requested amount. The Company reserves the right to limit, upon notice, the maximum number of transfers an owner may make to one per month or six at any time within a certificate year. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

     Due to current administrative capabilities, a contract owner is limited to a maximum of 17 investment options (including all fixed account investment options) during the period prior to the maturity date of the contract (the "Contract Period"). In calculating this limit for each contract owner, investment options to which the contract owner has allocated purchased payments at any time during the Contract Period will be counted toward the 17 maximum even if the contract owner no longer has contract value allocated to these investment options.

TELEPHONE TRANSACTIONS

     Owners are permitted to request transfers/redemptions by telephone. The Company will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. To be permitted to request a transfer/redemption by telephone, an owner must elect the option. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where it fails to employ its procedures properly. Such procedures include the following. Upon telephoning a request, owners will be asked to provide their account number, and if not available, their social security number. For the owner's and Company's protection, all conversations with owners will be tape recorded. All telephone transactions will be followed by a confirmation statement of the transaction.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

     The Company administers a Dollar Cost Averaging ("DCA") program which enables an owner to pre-authorize a periodic exercise of the contractual transfer rights described above. Owners entering into a DCA agreement instruct the Company to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. The DCA program is generally suitable for owners making a substantial deposit and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk. Owners interested in the DCA program may elect to participate in the program on the application or by separate application. Owners may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office.

ASSET REBALANCING PROGRAM

     The Company administers an Asset Rebalancing Program which enables a contract owner to indicate to the Company the percentage levels he or she would like to maintain in particular portfolios. The contract owner's contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. The entire contract value must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, contract owners should monitor their use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. Contract owners interested in the Asset Rebalancing Program may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office.

      For rebalancing programs begun on or after October 1, 1996 asset rebalancing will only be permitted on the following time schedules:

     (i) quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

     (ii) semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

     (iii) annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

     Prior to the earlier of the maturity date or the death of an owner, an owner may withdraw all or a portion of his or her contract value upon written request complete with all necessary information to the Company's Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code and regulations promulgated by the Treasury Department. In the case of a total withdrawal, the Company will pay the owner's contract value as of the date of receipt of the request at its Annuity Service Office, less the annual $30 administration fee if applicable, any debt and any applicable withdrawal charge, and the owner's certificate will be canceled. In the case of a partial withdrawal, the Company will pay the amount requested and cancel that number of accumulation units credited to each investment account necessary to equal the amount withdrawn from each investment account plus any applicable withdrawal charge deducted from such investment account. (See "CHARGES AND DEDUCTIONS")

     When making a partial withdrawal, the owner should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If the owner does not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of such variable account investment option bears to the total value of all the owner's investments in variable account investment options.

     For the rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS."

     There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, the Company will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the owner's contract value to less than $300, the Company will treat the partial withdrawal as a total withdrawal of the owner's contract value.

     The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at the Company's Annuity Service Office, except that the Company reserves the right to defer the right of withdrawal or postpone payments for any period when: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings), (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) the Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions described in (2) and (3) exist.

     Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "FEDERAL TAX MATTERS")

     TELEPHONE REDEMPTIONS. The owner may request the option to withdraw a portion of his or her contract value by telephone by completing a separate application. The Company reserves the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

SPECIAL WITHDRAWAL SERVICES - INCOME PLAN

     The Company administers an Income Plan ("IP") which enables an owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Owners entering into an IP agreement instruct the Company to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a certificate year is limited to not more than 10% of the purchase payments made by or on behalf of the owner to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal. If an additional withdrawal is made by an owner participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next certificate anniversary. The IP is not available to owners participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals may, however, be subject to income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS") Owners interested in an IP may elect to participate in this program may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office.

LOANS

     The Company offers a loan privilege only under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Where available, owners may obtain loans using their contract value as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges.

     Under the terms of the contract, the maximum loan value is equal to 80% of an owner's contract value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans taken by the owner plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed. (See "WITHDRAWALS")

     When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the owner's loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the owner's investment accounts in accordance with the rules for making partial withdrawals. (See "WITHDRAWALS") The contract provides that owners may repay contract debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the owner's loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's most recent purchase payment. On each certificate anniversary, the Company will transfer from the owner's investment accounts to his or her loan account the amount by which the owner's debt exceeds the balance in his or her loan account.

     The Company charges interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the owner's debt and bears interest at 6% as well. The Company credits interest with respect to amounts held in the owner's loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date an owner's debt exceeds his or her contract value, there will be a default as to the owner. In such case the owner will receive a notice indicating the payment needed to cure the default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the contract may be foreclosed as to that owner (terminated without value) and the certificate canceled.

     The amount of an owner's debt will be deducted from the death benefit otherwise payable to the beneficiary. (See "DEATH BENEFIT BEFORE MATURITY DATE") In addition, debt, whether or not repaid, will have a permanent effect on an owner's contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the owner's contract value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the contract value will be higher than it would have been had no debt been outstanding.

DEATH BENEFIT BEFORE MATURITY DATE

     In General. The following discussion applies principally to contracts and certificates that are not issued in connection with qualified plans, i.e., a "non-qualified" contract or certificate. The requirements of the tax law applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of a contract or certificate to be used in connection with a qualified plan should seek competent legal and tax advice regarding the suitability of the contract or certificate for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract or certificate used in the plan. In particular, a prospective purchaser who intends to use the contract or certificate in connection with a qualified plan should consider that the contract provides a death benefit (described below) that could be characterized as an incidental death benefit. There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants. (See "FEDERAL TAX MATTERS"). See APPENDIX D for information on death benefit provisions applicable to certain contracts which are no longer being issued (Ven 8 contracts).

      Amount of Death Benefit. If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be determined as follows: During the first certificate year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent certificate year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous certificate year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner since then.

     If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. If any owner dies and the oldest owner had an attained age greater than 80 on the certificate date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits.

     The determination of the death benefit will be made on the date written notice and proof of death, as well as all required claims forms, are received at the Company's Annuity Service Office. No person is entitled to the death benefit until this time. In addition, partial withdrawals include amounts applied under an annuity option under the contract. Also, amounts deducted in connection with partial withdrawals include charges imposed on a partial withdrawal, but not amounts charged in payment of the annual administration fee. If the owner has any debt under the contract, the death benefit equals the death benefit, as described above, less such debt.

     Payment of Death Benefit. The Company will pay the death benefit (which, as defined above, is net of any debt) to the beneficiary if any owner dies before the maturity date. If there is a surviving owner, that owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

     The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the certificate will continue subject to the following:
(1) The beneficiary will become the owner. (2) Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of the Company's receipt at its Annuity Service Office of written notice and proof of death and all required claim forms. (3) No additional purchase payments may be made. (4) If the beneficiary is not the deceased's owner spouse, distribution of the owner's entire interest in the certificate must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value which must be distributed immediately in a single sum. (5) If the owner's spouse is the beneficiary, the certificate will continue with the spouse as the new owner. In such a case, the distribution rules described in "(4)" applicable when an owner dies will apply when the spouse, as the owner, dies. (6) If any owner dies and the oldest owner had an attained age of less than 81 on the certificate date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any owner dies and the oldest owner had an attained age greater than 80 on the certificate date, withdrawal charges will be assessed only upon payment of the death benefit (if such charges are otherwise applicable), so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable.

     If the annuitant is changed and the contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

     A substitution or addition of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a payment made on that date for purposes of computing the amount of the death benefit. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change of owner will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year shall be set to zero as of the date of the owner change. No such change in death benefit will be made if the individual whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

     Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed. (See "WITHDRAWALS")

ANNUITY PROVISIONS

GENERAL

     Proceeds payable on death, withdrawal or the maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions. ( See "DEATH BENEFIT BEFORE MATURITY DATE")

     Generally, annuity benefits under the contract will begin on the maturity date of the certificate. The maturity date is the date specified on the certificate specifications page, unless changed. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. An owner may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless the Company consents. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences. See "FEDERAL TAX MATTERS" Distributions from qualified contracts may be required before the maturity date.

     An owner may select the frequency of annuity payments. However, if the owner's contract value at the maturity date is such that a monthly payment would be less than $20, the Company may pay the contract value, less any debt, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

     Annuity benefits are available under the contract on a fixed or variable basis, or any combination of fixed and variable bases. On or before the maturity date, an owner may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of settlement acceptable to the Company. If an annuity option is not selected, the Company will provide as a default option annuity payments on a fixed, variable or combined fixed and variable basis in proportion to the Investment Account Value of each investment option at the maturity date. Annuity payments will continue for 10 years or the life of the annuitant, if longer. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

The following annuity options are guaranteed in the contract:

     Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

     Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

     In addition to the foregoing annuity options which the Company is contractually obligated to offer at all times, the Company currently offers the following annuity options. The Company may cease offering the following annuity options at any time and may offer other annuity options in the future.

     Option 3: Life annuity with Payments Guaranteed for 5, 15 or 20 Years - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

     Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     Option 5: Period Certain Only Annuity for 5, 10, 15 or 20 years - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     The first variable annuity payment is determined by applying that portion of the contract value for a certificate used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract and the certificate. The rates contained in such tables depend upon the annuitant's age (as adjusted depending on the annuitant's year of birth) and the annuity option selected. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. The rates are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. See Appendix D for information on assumed interest rates applicable to certain contracts which are no longer being issued (Ven 8 contracts).

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     Variable annuity payments subsequent to the first will be based on the investment performance of the sub-accounts selected by the owner. The amount of such subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of such sub-account (as of the same date the contract value used to effect annuity payments under a certificate was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account selected by the owner are then totaled to arrive at the amount of the payment to be made. The number of annuity units remains constant during the annuity payment period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

     The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

     A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. A higher assumption would mean a larger first annuity payment, but more slowly rising subsequent payments when actual investment performance exceeds the assumed rate, and more rapidly falling subsequent payments when actual investment performance is less than the assumed rate. A lower assumption would have the opposite effect. If the actual net investment performance is 3% annually, annuity payments will be level.

TRANSFERS AFTER MATURITY DATE

     Once variable annuity payments have begun, an owner may transfer all or part of the investment upon which such payments are based from one sub-account to another. Transfers will be made upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred by the owner to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. The Company reserves the right to limit, upon notice, the maximum number of transfers an owner may make per certificate year to four. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT ON OR AFTER MATURITY DATE

     If annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, and the annuitant dies on or after the maturity date, the Company will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, the Company will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

     An owner may return his or her certificate to the Company's Annuity Service Office or agent at any time within 10 days after receipt of the certificate. Within 7 days of receipt of the certificate by the Company, the Company will pay the owner's contract value, less any debt, computed at the end of the valuation period during which the certificate is received by the Company, to the owner.

     No withdrawal charge is imposed upon return of the certificate within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states. When the certificate is issued as an individual retirement annuity under Internal Revenue Code section 408, during the first 7 days of the 10 day period, the Company will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

     The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated on the certificate specifications page or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner. If amounts become payable under the certificate to any beneficiary, the beneficiary is the owner.

     In the case of non-qualified contracts, an owner's interest in the contract may be changed, or the certificate may be collaterally assigned, at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Ownership of the contract may be assigned at any time by the group holder. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of the contract value for Federal tax purposes. A change of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. See "DEATH BENEFIT BEFORE MATURITY DATE"

     Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date the Company receives the request at its Annuity Service Office. The Company assumes no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

     In the case of qualified contracts, ownership of the contract or an owner's interest in the contract generally may not be transferred except to the trustee of an exempt employees' trust which is part of a retirement plan qualified under
Section 401 of the Internal Revenue Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, an owner's interest in a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

     See Appendix D for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

BENEFICIARY

     The beneficiary is the person, persons or entity designated on the certificate specifications page or as subsequently named. However, if there is a surviving owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased owner. In the case of certain qualified contracts or certificates, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

     See Appendix D for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

ANNUITANT

     The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as designated on the contract specifications page or in the application, unless changed.

     On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

MODIFICATION

     The contract or any certificate may not be modified by the Company without the consent of the group holder or the owner, as applicable, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, the Company may change the withdrawal charges, administration fees, mortality and expense risk charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Internal Revenue Code.

     See Appendix D for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

DISCONTINUANCE OF NEW OWNERS

     On thirty days' notice to the group holder, the Company may limit or discontinue acceptance of new applications and the issuance of new certificates under a contract.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

     The Company may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If the Company has made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

     Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended ("1933 Act") and the Company's general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the Commission has not reviewed the disclosures in this Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

     Pursuant to a Guarantee Agreement dated March 31, 1996, Manulife, the ultimate parent of the Company, unconditionally guarantees to the Company on behalf of and for the benefit of the Company and owners and groupholders of fixed annuity contracts issued by the Company that it will, on demand, make funds available to the Company for the timely payment of contractual claims under fixed annuity contracts issued after June 27,1984. This Guarantee covers the fixed portion of the contracts described by this Prospectus. This Guarantee may be terminated by Manulife on notice to the Company. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if: (i) the liability to pay contractual claims under the contracts is assumed by another insurer or (ii) the Company is sold and the buyer's guarantee is substituted for the Manulife guarantee.

     Effective June 30, 1995, the "Company entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this Prospectus. Under this Reinsurance Agreement, the Company remains liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse the Company for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to the Company, and no contract owner shall have any right of action against Peoples. Peoples is a wholly-owned subsidiary of Louisville, Kentucky based Providian Corporation, a diversified financial services corporation.

     Investment Options. Currently there are four fixed account investment options under the contract: one, three, five and seven year investment accounts. The Company may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. The guaranteed interest rates on new amounts allocated or transferred to a fixed investment account are determined from time-to-time by the Company in accordance with market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and may not be changed by the Company. See Appendix D for information on fixed account investment options and the guaranteed rate of interest applicable to certain contracts which are no longer being issued (Ven 8 contracts).

     Investment Accounts. Owners may allocate purchase payments, or make transfers from their variable investment options, to fixed account investment options at any time prior to the maturity date. The Company establishes a separate investment account each time an owner allocates or transfers amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

     Renewals. At the end of a guarantee period, an owner may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. An owner may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

     If an owner does not specify the renewal option desired, the Company will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, the Company will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case the Company will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

     Market Value Charge. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. The Company reserves the right to modify the market value charge as to any certificates issued after the effective date of a charge specified in written notice to the group holder.

     The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

     A-   The guaranteed interest rate on the investment account.
     B- The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.
     C- The number of complete months remaining to the end of the guarantee period.

     For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

     The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

     There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the owner: (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the certificate;
(d) amounts withdrawn from investment accounts within one month prior to the end of the guarantee period; (e) amounts withdrawn from a one-year fixed investment account; and (f) amounts withdrawn in any certificate year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that certificate year.

     Notwithstanding application of the foregoing formula, in no event will the market value charge (i) be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's investment in the contract. See Appendix D for information on the market value charge applicable to certain contracts which are no longer being issued (Ven 8 contracts).

     Transfers. Prior to the maturity date, an owner may transfer amounts among his or her fixed account investment options and from the fixed account investment options to his or her variable account investment options, subject to the following conditions. An amount in a fixed investment account may not be transferred until held in such account for at least one year, except transfers may be made pursuant to the Dollar Cost Averaging program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

     An owner must specify the fixed account investment option from or to which a transfer is to be made. Where there are multiple investment accounts within a fixed account investment option, amounts must be withdrawn from the fixed account investment option on a first-in-first-out basis.

     Withdrawals. An owner may make total and partial withdrawals of amounts held in his or her fixed account investment options at any time prior to the earlier of the death of an owner or the maturity date. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from fixed account investment options: (1) the Company reserves the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date it receives the written withdrawal request and certificate if required (if a withdrawal is deferred for more than 30 days pursuant to this right, the Company will pay interest on the amount deferred at a rate not less than 3% per year); (2) if there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from such accounts on a first-in-first-out basis; and (3) the market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

     Where an owner requests a partial withdrawal in excess of his or her amounts in the variable account investment options and does not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from his or her investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

     Withdrawals from the contract may be subject to income tax and a 10% penalty tax, and withdrawals are permitted from contracts and certificates issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "FEDERAL TAX MATTERS")

     Loans. The Company offers a loan privilege only under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Where available, owners may obtain loans using their contract value as the only security for the loan. Owners may borrow amounts allocated to their fixed investment accounts in the same manner and subject to the same limitations as set forth under "LOANS." The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

     Fixed Annuity Options. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT BEFORE MATURITY DATE)", on death, withdrawal or the maturity date, the proceeds may be applied to a fixed annuity option. (See "ANNUITY OPTIONS") The amount of each fixed annuity payment is determined by applying the portion of the proceeds (less any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table in use by the Company is more favorable to the owner, the Company will substitute that table. The Company guarantees the dollar amount of fixed annuity payments.


                             CHARGES AND DEDUCTIONS

     Charges and deductions are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

     If a withdrawal is made from the contract by an owner before the maturity date of the certificate, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than seven complete years. There is never a withdrawal charge with respect to earnings accumulated for an owner in the contract, certain other free withdrawal amounts described below or purchase payments by or on behalf of the owner that have been in the contract more than seven complete years. In no event may the total withdrawal charges exceed 6% of the total purchase payments made by or on behalf of the owner. The amount of the withdrawal charge and when it is assessed is discussed below:

     1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments" for each certificate. In any certificate year, the free withdrawal amount for that year is the greater of (1) the excess of the owner's contract value on the date of withdrawal over the unliquidated purchase payments made by or on behalf of the owner (the accumulated earnings on the owner's certificate) or (2) the excess of (i) over
(ii), where (i) is 10% of total purchase payments made by or on behalf of the owner and (ii) is all prior partial withdrawals made by or on behalf of the owner in that certificate year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

     2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments made by or on behalf of the owner which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments made by or on behalf of the owner equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

     3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.



                  NUMBER OF COMPLETE YEARS
                    PURCHASE PAYMENT IN             WITHDRAWAL CHARGE
                          CONTRACT                     PERCENTAGE
                  ---------------------------------------------------
                             0                             6%
                             1                             6%
                             2                             5%
                             3                             5%
                             4                             4%
                             5                             3%
                             6                             2%
                             7+                            0%


     The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.


     4. The withdrawal charge is deducted from the owner's contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge plus market value charge.

     5. There is generally no withdrawal charge on distributions made as a result of the death of the owner or, if applicable, annuitant (see "Death Benefit Before Maturity Date - Amount of Death Benefit) and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.


            The amount collected from the withdrawal charge will be used to reimburse the Company for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

     For examples of calculation of the withdrawal charge, see Appendix A. See APPENDIX D for information on withdrawal charges applicable to certain contracts which are no longer being issued (Ven 8 contracts). Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. (See "FIXED ACCOUNT INVESTMENT OPTIONS") The Company reserves the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

     The amount of the withdrawal charge on a contract or certificate may be reduced or eliminated when some or all of the certificates are to be sold to a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the withdrawal charge will be determined by the Company in the following manner:

     1. The size and type of group to which the sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of sales with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Certificate sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing more sales with fewer sales contacts.

     4. The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer certificates in connection with financial planning programs offered on a fee for service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the certificates, thereby reducing the Company's sales expenses.

     5. There may be other circumstances of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, it is determined that there will be a reduction in sales expenses, the Company will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a certificate is issued to an officer, director or employee (or a relative thereof) of the Company, Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

ADMINISTRATION FEES

     Except as noted below, the Company will deduct each year an annual administration fee of $30 from each owner's contract value as partial compensation for the cost of providing all administrative services attributable to the contracts and certificates and the operations of the Variable Account and the Company in connection with the contracts and certificates. However, if prior to the maturity date the contract value is greater than or equal to $100,000 at the time of the fee's assessment, the fee will be waived. Prior to the maturity date, this administration fee is deducted on the last day of each certificate year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the sum of the investments options. If an owner's entire contract value is withdrawn on other than the last day of any certificate year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. See Appendix D for the administration fee applicable to certain contracts which are no longer being issued (Ven 8 contracts).

     A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse the Company for administrative expenses. This asset-based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in each owner's contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contract values will in effect pay a higher proportion of this portion of the administrative expense than smaller contract values.

     The Company does not expect to recover from such fees any amount in excess of its accumulated administrative expenses. Even though administrative expenses may increase, the Company guarantees that it will not increase the amount of the administration fees as to any certificates issued prior to the effective date of the Company's modification of such fees. There is no necessary relationship between the amount of the administrative charge imposed on a given certificate and the amount of the expense that may be attributed to that certificate.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

     The amount of the annual administration fee on a contract or a certificate may be reduced or eliminated when some or all of the certificates are to be sold to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by the Company in the following manner:

     1. The size and type of group to which administrative services are to be provided will be considered.

     2. The total amount of purchase payments to be received will be considered.

     3. There may be other circumstances of which the Company is not presently aware, which could result in reduced administrative expense.

     If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, the Company will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. The Company may waive all or a portion of the administration fee when a certificate is issued to an officer, director or employee, or relative thereof, of the Company, Manulife, the Trust or any of their affiliates.

MORTALITY AND EXPENSE RISK CHARGE

     The mortality risk assumed by the Company is the risk that annuitants may live for a longer period of time than estimated. The Company assumes this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed with respect to existing certificates. This assures each annuitant that his longevity will not have an adverse effect on the amount of annuity payments. Also, the Company guarantees that if an owner dies before the maturity date, it will pay a death benefit. (See "DEATH BENEFIT BEFORE MATURITY DATE") The expense risk assumed by the Company is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

     To compensate it for assuming these risks, the Company currently deducts from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis, consisting of .8% for the mortality risk and .45% for the expense risk. The charge will be reflected in each owner's contract value as a proportionate reduction in the value of each variable investment account. The rate of the mortality and expense risk charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. The Company may issue contracts and certificates with a mortality or expense risk charge at rates less than those set out above, if it concludes that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks undertaken, the Company will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, where an owner elects benefits payable on a variable basis, the mortality and expense risk charge is assessed although the Company bears only the expense risk and not any mortality risk. The mortality and expense risk charge is not assessed against the fixed account investment options.

TAXES

     The Company reserves the right to charge, or provide for, certain taxes against purchase payments (either at the time of payment or liquidation), contract values, payment of death benefit or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the Company determines to have resulted from the (i) establishment or maintenance of the Variable Account, (ii) receipt by the Company of purchase payments, (iii) issuance of the contracts or certificates, or (iv) commencement or continuance of annuity payments under the contracts or certificates. In addition, the Company will withhold taxes to the extent required by applicable law.


     Except for residents in Pennsylvania, South Dakota and Kentucky premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments unless required otherwise by applicable law. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. (See "APPENDIX B: STATE PREMIUM TAXES") FOR RESIDENTS OF PENNSYLVANIA, SOUTH DAKOTA AND KENTUCKY THE FOLLOWING PREMIUM TAX ASSESSMENT WILL APPLY: A premium tax will be assessed against all non-qualified purchase payments received from contract owners who are residents of South Dakota. The rate of tax is 1.25% for South Dakota residents. If the Kentucky Revenue Cabinet's policy change on premium taxes becomes effective as expected, a premium tax will be assessed against all purchase payments received on or after July 1, 1997 from contract owners who are residents of Kentucky. The rate of tax is 2.00% for Kentucky residents. Purchase payments received for the period October 1, 1992 through September 7, 1995 for non-qualified contracts of Pennsylvania residents will be assessed a 2.00% premium tax; purchase payments received on or after September 8, 1995 will not be assessed a premium tax. For purchase payments received on or after October 1, 1992 (July 1, 1997 for Kentucky), the state premium tax will be collected upon payment of any withdrawal benefits, upon any annuitization or payment of death benefits. For payments received prior to October 1, 1992 (July 1, 1997 for Kentucky) the premium tax will be deducted upon annuitization only. In the states of Pennsylvania and South Dakota, purchase payments received in connection with the funding of a qualified plan are exempt from state premium tax.

                               FEDERAL TAX MATTERS

INTRODUCTION

     The following discussion of the federal income tax treatment of the contract or certificate is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a group annuity contract is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

     This discussion does not address state or local tax consequences associated with the purchase of a contract or certificate. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR CERTIFICATE OR OF ANY TRANSACTION INVOLVING A CONTRACT OR CERTIFICATE.

THE COMPANY'S TAX STATUS

     The Company is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. The Company does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore the Company does not intend to make provision for any such taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

     Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner or annuitant until received, either in the form of annuity payments as contemplated by the certificate, or in some other form of distribution. However, certain requirements must be satisfied in order for this general rule to apply, including: (1) the certificate must be owned by an individual (or treated as owned by an individual), (2) the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations, (3) the Company, rather than the owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and (4) the certificate must provide for appropriate amortization, through annuity payments, of the certificate's purchase payments and earnings, e.g., the maturity date must not occur at too advanced an age.

     Non-Natural Owners. As a general rule, deferred annuity contracts (or certificates) held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts (or certificates) is taxed as ordinary income that is received or accrued by the owner during the taxable year. There are several exceptions to this general rule for non-natural owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. Thus, if a group annuity contract is held by a trustee, certificate owners who are individuals should be treated as owning an annuity contract for federal tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

     In addition, exceptions to the general rule for non-natural owners will apply with respect to (1) certificates acquired by an estate of a decedent by reason of the death of the decedent, (2) certain qualified contracts or certificates, (3) certain annuities purchased by employers upon the termination of certain qualified plans, (4) certain annuities used in connection with structured settlement agreements, and (5) annuities purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     Diversification Requirements. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a certificate would not be treated as an annuity contract for federal income tax purposes and an owner would be taxable currently on the excess of his or her contract value over the premiums he or she paid for the certificate.

     Although the Company does not control the investments of the NASL Series Trust, it expects that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

     Ownership Treatment. In certain circumstances, a variable annuity owner may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the variable annuity owner's gross income. The Internal Revenue Service (the "Service") has stated in published rulings that a variable annuity owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a separate asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The ownership rights under this certificate are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that policyholders were not owners of separate account assets. For example, an owner under this certificate has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the contract and certificate as necessary to attempt to prevent owners from being considered the owners of the assets of the Variable Account.

     Delayed Maturity Dates. If the maturity date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the certificate would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the certificate could be currently includible in the owner's income.

     The remainder of this discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes and that the Company will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

     In the case of a partial withdrawal, amounts received are includible in income to the extent the owner's contract value before the withdrawal exceeds his or her "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract any time equals the total of the purchase payments made under the certificate to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain contributions to qualified plans) less any amounts previously received from the certificate which were not included in income.

     Other than in the case of certain qualified contracts or certificates, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers a certificate without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between his or her contract value and the "investment in the contract" at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

     The certificate provides a death benefit that in certain circumstances may exceed the greater of the purchase payments made by or on behalf of an owner and the contract value. As described elsewhere in this prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for federal income tax purposes as a partial withdrawal from the certificate.

     There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY PAYMENTS

     Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed annuity option, adjusted for any period certain or refund feature, to the total expected value of annuity payments for the term of the contract (determined under Treasury Department regulations).

     Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a certificate because of the death of an owner or an annuitant. Prior to the maturity date, such death benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. After the maturity date, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

     There is a 10% penalty tax on the taxable amount of any payment from a non-qualified certificate unless the payment is: (a) received on or after the owner reaches age 59 1/2; (b) attributable to the owner's becoming disabled (as defined in the tax law); (c) made to a beneficiary on or after the death of the owner or, if the owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law), (e) made under a certificate purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the certificate and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or (f) made with respect to certain annuities issued in connection with structured settlement agreements. (A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.)

AGGREGATION OF CONTRACTS

     In certain circumstances, the amount of an annuity payment or a withdrawal from a certificate that is includible in income may be determined by combining some or all of the non-qualified certificates and annuity contracts owned by an individual. For example, if a person purchases a certificate offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the Service may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts or certificates from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

     The certificates are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in such qualified plans and to the contracts used in connection with such qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the certificate with the various types of qualified plans.

     The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts (or certificates), where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the owner may claim for such contribution, are limited under qualified plans. If this certificate is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

     In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs, distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts generally must commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

     There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2 year period beginning on the date the individual first participated in any qualified salary reduction agreement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" ("IRA"), including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment (a) received on or after the owner reaches age 59 1/2, (b) received on or after the owner's death or because of the owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law). These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the owner has separated from service).

     When issued in connection with a qualified plan, a contract and certificate will be amended as generally necessary to conform to the requirements of the type of plan. However, owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract and certificate. In addition, the Company shall not be bound by terms and conditions of qualified plans to the extent such terms and conditions contradict the contract or certificate, unless the Company consents.

QUALIFIED PLAN TYPES

     Following are brief descriptions of various types of qualified plans in connection with which the Company may issue a certificate.

     Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA.

     IRAs generally may not provide life insurance, but they may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the certificate's death benefit could be viewed as providing life insurance coverage with the result that the certificate would not be viewed as satisfying the requirements of an IRA.

     Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the tax treatment of the certificate's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract or certificates in connection with such plans should seek competent advice.

     SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the certificate's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employees intending to use the contract in connection with such plans should seek competent advice.

     Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract or certificates in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments made by or on behalf of an owner and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental death benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Employers intending to use the contract or certificates in connection with such plans should seek competent advice.

     Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts or certificates for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts or certificates. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments made by or on behalf of an owner and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

     Tax-sheltered annuity contracts must contain restrictions on withdrawals of
(i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and
(iii) earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a section 403(b)(7) custodial account.)

     Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract or certificate purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the contracts or certificates in connection with such plans should seek competent advice.

DIRECT ROLLOVERS

     If the certificate is used in connection with a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the certificate will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

     Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the certificate, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the distributee elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

     The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a certificate unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

TAX DEFERRAL

     The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity payments begin. (See "FEDERAL TAX MATTERS") This tax deferred treatment may be beneficial to owners in building assets in a long-term investment program.

PERFORMANCE DATA

     From time to time the Variable Account may publish advertisements containing performance data relating to its sub-accounts. For periods prior to August 9, 1994, performance data will be hypothetical figures based on the assumption that a contract offered by this Prospectus was issued when the sub-accounts first became available for investment under other contracts offered by the Company. Hypothetical performance figures will also be furnished for sub-accounts investing in NASL Series Trust portfolios established on December 31, 1996 in connection with the merger of Manulife Series Fund, Inc. with and into NASL Series Trust. Such figures are based on the assumption that the sub-accounts had been available for investment under a contract offered by this Prospectus when the applicable Manulife Series Fund, Inc. portfolio first became available under contracts issued by affiliates of the Company. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Standardized performance data will consist of total return quotations, which will always include quotations for recent one year and, when applicable, five and ten year periods and, where less than ten years, for the period subsequent to the date each sub-account first became available for investment. Such quotations for such periods will be the average annual rates of return required for an initial purchase payment of $1,000 to equal the actual contract value attributable to such purchase payment on the last day of the period, after reflection of all charges. Standardized total return figures will be quoted assuming redemption at the end of the period. Such figures may be accompanied by non-standardized total return figures that are calculated on the same basis as the standardized returns except that the calculations (i) assume no redemption a the end of the period and (ii) do not reflect imposition of the $30 per contract charge inasmuch as the impact of such charge varies by contract size. In addition to the non-standardized returns, each of the sub-accounts may from time to time quote aggregate non-standardized total returns for other time periods. Except as noted above, performance figures used by the Variable Account are based on the actual historical performance of its sub-accounts for specified periods, and the figures are not intended to indicate future performance. More detailed information on the computations is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS

     Financial Statements for the Variable Account and the Company are contained in the Statement of Additional Information.

ASSET ALLOCATION AND TIMING SERVICES

     The Company is aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases the Company has agreed to honor transfer instructions from such asset allocation and timing services where it has received powers of attorney, in a form acceptable to it, from the owners participating in the service. THE COMPANY DOES NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND GROUPHOLDERS/OWNERS SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS AND CERTIFICATES.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (1) termination of employment in the Texas public institutions of higher education, (2) retirement,
(3) death, or (4) the participant's attainment of age 70 1/2. Accordingly, before any amounts may be distributed from the contract, proof must be furnished to the Company that one of the four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers his or her contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts issued under the ORP.

DISTRIBUTION OF CONTRACTS

     NASL Financial Services, Inc. ("NASL Financial"), 116 Huntington Avenue, Boston, Massachusetts 02116, a wholly-owned subsidiary of the Company, is the principal underwriter of the contracts and certificates in addition to providing advisory services to the Trust. NASL Financial is a broker-dealer registered under the Securities Exchange Act of 1934 ("1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). NASL Financial has entered into an exclusive promotional agent agreement with Wood Logan Associates, Inc. ("Wood Logan"). Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Wood Logan is a wholly owned subsidiary of a holding company that is 85% owned by Manulife and approximately 15% owned by the principals of Wood Logan. Sales of the contracts and certificates will be made by registered representatives of broker-dealers authorized by NASL Financial to sell them. Such registered representatives will also be licensed insurance agents of the Company. Under the promotional agent agreement, Wood Logan will recruit and provide sales training and licensing assistance to such registered representatives. In addition, Wood Logan will prepare sales and promotional materials for the Company's approval. NASL Financial will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments. In addition, NASL Financial may pay trail compensation after the first certificate year, which under normal circumstances will not exceed 0.75% of contract value per year. NASL Financial may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, NASL Financial will provide reimbursement of certain sales and marketing expenses. NASL Financial will pay the promotional agent for providing marketing support for the distribution of the contracts and certificates.

OWNER INQUIRIES

     All owner inquiries should be directed to the Company's Annuity Service Office at P.O. Box 9230, Boston, Massachusetts 02205-9230.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither the Company nor NASL Financial are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

EXCHANGE OFFER AND ENHANCED DEATH BENEFIT OPTION

EXCHANGE OFFER

     The certificates under Contracts described in this Prospectus ("New Certificates") may be issued in exchange for certificates under certain group annuity contracts previously issued by the Company ("Ven 8 contracts"). The Ven 8 contracts are described in Appendix D. New Certificates may also be issued in exchange for certain individual annuity contracts ("Old Contracts") previously issued by the Company in Pennsylvania, South Carolina, Texas and issued prior to August 15, 1994 in Washington, which are substantially similar to the New Certificates except as noted below. Ven 8 contracts and Old Contracts are collectively referred to as "Old Certificates."

     The Company will permit an owner of an outstanding Old Certificate to exchange the Old Certificate for a New Certificate without surrender charge, except a possible market value charge, as described below. For purposes of computing the applicable surrender charge upon any withdrawals made subsequent to the exchange, the New Certificate will be deemed to have been issued on the date the Old Certificate was issued, and any purchase payment credited to the Old Certificate will be deemed to have been credited to the New Certificate on the date it was credited under the Old Certificate. The death benefit under the New Certificate on the date of its issue will be the greater of the minimum death benefit under the Old Certificate or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "2." below.

     Ven 8 contract owners interested in a possible exchange should carefully review both Appendix D and the remainder of this Prospectus before deciding to make an exchange. Old Contract owners interested in a possible exchange should carefully review both the Old Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

     An exchange may not be in the best interests of an owner of an Old Certificate, particularly in light of the availability of the Enhanced Death Benefit endorsement described below. Further, under Old Certificates, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge in Appendix D in the case of Ven 8 contracts and under "Fixed Account Investment Options" in the Old Contract prospectus in the case of Old Contract owners.) The Company believes that an exchange of Certificates will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

     The principal differences between the Old and New Certificates are as follows:

     1. The death benefit of the New Certificate will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Certificate is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Certificate contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

     2. The guaranteed death benefit payable under the New Certificate will be in most circumstances more favorable. If an owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be the greater of (i) the contract value or (ii) the sum of all purchase payments made less any amounts deducted in connection with certain withdrawals. The New Certificate will step up the measure of clause (ii) every year, so that clause (ii) will be the greater of clause (i) or (ii) on the last day of the previous certificate year period plus any purchase payments made and less any amounts deducted in connection with certain withdrawals since then. Under the Old Certificate, the death benefit is stepped up every six years instead of every year.

     Under the New Certificate, if an owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be the greater of the contract value or the excess of the sum of all purchase payments made by the owner less the sum of any amounts deducted in connection with certain withdrawals by the owner. If an owner dies and the oldest owner had an attained age greater than 80 on the certificate date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment. Under the Old Certificate, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value. Also, if the owner is not the annuitant and dies before the maturity date and before the annuitant, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid.

     3. The New Certificate will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is be assessed.

     4. The surrender charges under the New Certificate will be higher in certain cases. The surrender charges are the same under both Old and New Certificates for the first three certificate years, but thereafter the charges under the New Certificate are 5%, 4%, 3% and 2% for withdrawals made during certificate years four, five, six and seven, respectively, while under the Old Certificate the charges for such years are 4%, 3%, 2% and 0%, respectively.

     5. The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Certificate will be three percent as opposed to four percent under the Old Certificate. The market value charge under the New Certificate will be limited so as to only affect accumulated earnings in excess of three percent, whereas under the Old Certificate the market value charge is limited so as to not invade principal.

     6. The annuity purchase rates guaranteed in the New Certificate have been determined using 3% as opposed to 4% under the Old Certificate.

     7. (Old Contracts only) Old Contracts are individual deferred annuity contracts whereas the New Certificates are group deferred annuity certificates. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Security Life Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with NASL Financial.

     Certificate owners who do not wish to exchange their Old Certificates for the New Certificates may continue to make purchase payments to their Old Certificates. Or, they can keep their Old Certificates and buy a New Certificate to which to apply additional purchase payments.

     The above comparison does not take into account differences between the Old Certificates, as amended by qualified plan endorsements, and the New Certificates, as amended by similar qualified plan endorsements. Owners using their Old Certificate in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.

(Old Contracts Only) Additional Considerations for Ven 1 and Ven 3 Contract
Owners

     The comparison of Old Contract and New Certificate provisions set forth above does not include the Ven 1 and Ven 3 contracts (which are no longer being issued and which are described in Appendix C to the Old Contract prospectus). These contracts will also be eligible for voluntary exchange for the New Contracts. Ven 3 and Ven 1 contract owners should in particular consider the following differences between the Ven 3 and Ven 1 contracts and the New Certificate.

1. In general, the death benefit of the New Certificate will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

2. The guaranteed death benefit payable under the New Certificate will in most circumstances be more favorable. The minimum death benefit for the Ven 1 contract is the greater of (a) the contract value or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. The minimum death benefit for the Ven 3 contract is described below under "Enhanced Death Benefit Additional Considerations for Ven 3 Contract Owners." The minimum death benefit for the New Certificate is as described above in this "Exchange Offer" section. Ven 3 contract owners should also note that the New Certificate contains additional provisions which limit the death benefit paid if an owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, to the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with certain withdrawals . Ven 3 contract owners should also note that the New Certificate contains a provision which limits the death benefit paid to the contract value less any applicable withdrawal charges at the time of payment if the owner dies and the oldest owner had an attained age greater than 80 on the contract date. These provisions may not be as favorable to Ven 3 contract owners.

3. The New Certificate will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is to be assessed.

4. The surrender charges under the New Certificate are higher in certain cases. The New Certificate surrender charges are 6%, 6%, 5%, 5%, 4%, 3%, 2% for withdrawals made within one, two, three, four, five, six and seven, respectively, of payment. The surrender charges for the Ven 3 and Ven 1 contract is 5% for withdrawals made within five years of payment (certain exceptions apply to the withdrawal charge as described in Appendix C) to the Old Contract.

5. The New Certificate provides for thirty-eight investment options (thirty-four variable and four fixed). Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options.

6. The New Certificate provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.40% (1.25% for mortality and expense risk fees and 0.15% for administration fees) of the contract reserves allocated to such subaccount. The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% (for mortality and expense risk) of the contract reserves allocated to such subaccount. The Ven 3 charges are the same as those for the New Certificate.

7. The annuity purchase rates guaranteed in the New Certificate have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

8. Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contract were "grandfathered." If such a grandfathered contract is exchanged, the New

     Certificate is likely to be subject to the changes in the law. For example, annuity contract issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transferred of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of the prospectus. A New Certificate received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

ENHANCED DEATH BENEFIT OPTION

     As an alternative to the exchange privilege described above, the Company is offering an Enhanced Death Benefit to any owner of an Old Certificate in the states of Pennsylvania, Texas and Washington having a certificate date not later than August 15, 1994. The Enhanced Death Benefit Option is not available in South Carolina. The Enhanced Death Benefit Option is available as an endorsement to such Certificates only upon the payment of an additional purchase payment of at least 10% of all purchase payments made to the Old Certificate through August 15, 1994 or $10,000, whichever is greater. Old Certificates dated subsequent to August 15 will not be eligible for the Enhanced Death Benefit endorsement.

     The Enhanced Death Benefit, as described below, will provide an annual step-up in death benefit comparable to the New Certificate death benefit described in the prospectus under "Death Benefit Before Maturity Date," except that the death benefit under the endorsement will be payable on the death of the last surviving annuitant as opposed to the death of the first owner as provided in the New Certificate.

     The Enhanced Death Benefit provided by the endorsement will always be equal to or better than the death benefit of an Old Certificate issued without the endorsement. In the case of the death of the annuitant on or prior to the first of the month following his or her 85th birthday, the minimum death benefit is as described under the caption "Prior Contract Death Benefit Provision" in Appendix D in the case of Ven 8 contracts and under "Death Benefit Before Maturity Date" in the Old Contract prospectus in the case of the Old Contract, except that the death benefit is stepped up each certificate year instead of each six certificate year period. In the case of the death of the annuitant after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with certain withdrawals. Under an Old Certificate issued without the endorsement, if the annuitant dies after the first of the month following his or her 85th birthday, the death benefit is the contract value only. For purposes of computing the Enhanced Death Benefit under an Old Certificate issued without the endorsement, the death benefit will be computed as if the Enhanced Death Benefit endorsement had been a part of the Old Certificate on the certificate date.

     The Company believes that the addition of the Enhanced Death Benefit endorsement to an Old Certificate will not be treated as a taxable event for Federal tax purposes; however, any owner considering the addition of the endorsement should consult a tax advisor.

(Old Contracts Only) Ven 1 Contract Owners

     The Enhanced Death Benefit described above is not available for the Ven 1 contract.

(Old Contracts Only) Additional Considerations for Ven 3 Contract Owners

     The Enhanced Death Benefit described above is available for the Ven 3 contract. For Ven 3 contracts, the Enhanced Death Benefit provided by the endorsement will always be equal to or better than the death benefit of the Ven 3 contract issued without the endorsement . The Enhanced Death Benefit provides that upon the death of the annuitant, the death benefit, during the first contract year, will be the greater of (a) the contract value or (b) the sum of all the purchase payments made, less any amount deducted in connection with partial withdrawals and, during any subsequent year, will be (a) the contract value or (b) the death benefit on the last day of the previous contract year plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then. As described in Appendix C of the Old Contract prospectus, upon the death of the annuitant, the minimum death benefit for the Ven 3 contract, during the first five contract years, will be the greater of (a) the contract value or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals and, during any subsequent five contract year period, will be the greater of (a) the contract value or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then.

     Ven 3 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contracts were "grandfathered". If the Enhanced Death Benefit endorsement is added to such a grandfathered contract, the amended contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See Taxation of Partial and Full Withdrawals in the Federal Tax Matters section of the prospectus. A contract to which the Enhanced Death Benefit endorsement is added may, however, be subject to these rules.

OTHER INFORMATION

     A registration statement has been filed with the Commission under the 1933 Act, as amended, with respect to the variable portion of the contracts discussed in this Prospectus. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus or the Statement of Additional Information concerning the content of the contracts and other legal instruments are only summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History....................................      3
Performance Data...................................................      3
Services
     Independent Auditors..........................................      6
     Servicing Agent...............................................      6
     Principal Underwriter.........................................      6
     Cancellation of Certificate...................................      6
Financial Statements...............................................      7

                                   APPENDIX A

EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

Example 1 - Assume a single payment of $50,000 is made by an owner into the contract and a certificate is issued. No transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract value of the certificate were completely withdrawn. This illustration is based on hypothetical contract values.

  CERTIFICATE  HYPOTHETICAL      FREE                           WITHDRAWAL
    YEAR        CONTRACT      WITHDRAWAL     PAYMENTS            CHARGE
                  VALUE         AMOUNT      LIQUIDATED    --------------------
                                                          PERCENT       AMOUNT
    --------------------------------------------------------------------------
     2           55,000        5,000(a)      50,000         6%           3,000
     4           50,500        5,000(b)      45,500         5%           2,275
     6           60,000       10,000(c)      50,000         3%           1,500
     8           70,000       20,000(d)      50,000         0%               0


(a) During any certificate year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made by the owner less any prior partial withdrawals in that certificate year. In the second certificate year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the fourth certificate year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the sixth certificate year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

     Example 2 - Assume a single payment of $50,000 is made by an owner into the contract and a certificate is issued. No transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third certificate year of $2,000, $5,000, $7,000, and $8,000. The illustration below is based on hypothetical contract values.


    HYPOTHETICAL    PARTIAL       FREE                        WITHDRAWAL
     CONTRACT     WITHDRAWAL   WITHDRAWAL    PAYMENTS          CHARGE
       VALUE       REQUESTED     AMOUNT     LIQUIDATED   ------------------
                                                         PERCENT     AMOUNT
    -----------------------------------------------------------------------
     65,000         2,000      15,000(a)          0         5%           0
     49,000         5,000       3,000(b)      2,000         5%         100
     52,000         7,000       4,000(c)      3,000         5%         150
     44,000         8,000           0(d)      8,000         5%         400


(a) The free withdrawal amount during any certificate year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that certificate year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current certificate year, the remaining free withdrawal amount during the third certificate year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next certificate year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX B

STATE PREMIUM TAXES

     Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


                                                      TAX RATE

                                              QUALIFIED      NON-QUALIFIED
STATE                                         CONTRACTS        CONTRACTS
--------------------------------------------------------------------------
CALIFORNIA..........................            .50%             2.35%
DISTRICT OF COLUMBIA................           2.25%             2.25%
KANSAS..............................            .00%             2.00%
KENTUCKY............................           2.00%             2.00%
MAINE...............................            .00%             2.00%
NEVADA..............................            .00%             3.50%
PUERTO RICO.........................           1.00%             1.00%
SOUTH DAKOTA........................            .00%             1.25%
TEXAS...............................            .04%              .04%
WEST VIRGINIA.......................           1.00%             1.00%
WYOMING.............................            .00%             1.00%


                                   APPENDIX C

For all certificates issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:




               ISSUE AGE                               MAXIMUM MATURITY AGE
               ------------------------------------------------------------
               70 or less                                       85
               71-75                                            86
               76-80                                            88
               81-85                                            90
               86-90                                            93
               91-93                                            96
               94-95                                            98
               96-97                                            99
               98-99                                           101
               100-101                                         102
               102                                             103
               103                                             104
               104                                             105
               105                                             106


     It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. The Company will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

     If certificates are issued with annuitants over age 84, a withdrawal charge could be imposed if they terminate the certificate rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 7-year withdrawal charge schedule of the certificate.

                                   APPENDIX D

PRIOR CONTRACTS

     Prior to February, 1995, the Company issued a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("prior contract") -- "Ven 8" contracts, which were sold during the period from September 1992 until February, 1995.

     The principal differences between the contract offered by this Prospectus and the prior contract relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by the Company and the death benefit provisions.

INVESTMENT OPTIONS

     The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract does not allow for investments in the five and seven year fixed account investments options. The prior contract allows investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contract does not provide the Company the authority to offer additional fixed account investment options for any yearly period from two to ten years.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

     The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.

MARKET VALUE CHARGE

     For purposes of calculating the market value adjustment factor (see "Fixed Account Investment Options - Market Value Charge") the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

     There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the certificate; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that certificate year.

     Notwithstanding application of the market value adjustment formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in a owner receiving total withdrawal proceeds of less than the owner's investment in the contract.

WITHDRAWAL CHARGES

     The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.

Prior Contract Withdrawal Charge

     The withdrawal charge assessed under the prior contract is as follows:

     If a withdrawal is made from the contract by an owner before the maturity date of the certificate, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete years. There is never a withdrawal charge with respect to earnings accumulated for an owner in the contract, certain other free withdrawal amounts described below or purchase payments by or on behalf of the owner that have been in the contract more than six complete years. In no event may the total withdrawal charges exceed 6% of the total purchase payments made by or on behalf of the owner. The amount of the withdrawal charge and when it is assessed is discussed below:

     1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments" for each certificate. In any certificate year, the free withdrawal amount for that year is the greater of (1) the excess of the owner's contract value on the date of withdrawal over the unliquidated purchase payments made by or on behalf of the owner (the accumulated earnings on the owner's certificate) or (2) 10% of total purchase payments made by or on behalf of the owner less any prior partial withdrawals by the owner in that certificate year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

     2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

     3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                  NUMBER OF COMPLETE YEARS           WITHDRAWAL CHARGE
                PURCHASE PAYMENT IN CONTRACT           PERCENTAGE
                ------------------------------------------------------
                              0                             6%
                              1                             6%
                              2                             5%
                              3                             4%
                              4                             3%
                              5                             2%
                              6+                            0%

     The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

     4. The withdrawal charge is deducted from the owner's contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

     5. There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

OTHER CONTRACT CHARGES

     The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contract Death Benefit Provisions

     The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:

     Death of Annuitant who is not the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue his or her participation under the contract as a new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for federal income tax purposes as if he or she had received the minimum death benefit.)

     Death of Annuitant who is the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the certificate is a non-qualified certificate, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the certificate is a non-qualified certificate, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue his or her participation under the contract as a new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a owner dies generally will apply when that spouse, as the owner, dies.

     Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner shall have the ownership rights of the owner and will be entitled to the owner's interest in the contract. If the certificate is a nonqualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue his or her participation under the contract as a new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

     For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified certificate has more than one individual owner, death benefits must be paid as provided in the contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

     Entity as Owner. In the case of a non-qualified certificate where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant under the certificate will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

     If a non-qualified certificate has both an individual and a non-individual owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

     The minimum death benefit during the first six certificate years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six certificate year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company' Annuity Service Office.

     Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Prior Contract Enhanced Death Benefit Option

     The Company is offering an Enhanced Death Benefit Option to any owner of a certificate ("Certificate") issued under a prior contract having a certificate date not later than August 15, 1994. The Enhanced Death Benefit Option is available as an endorsement to such Certificates only upon the payment of an additional purchase payment of at least 10% of all purchase payments made to the Certificate through August 15, 1994 or $10,000, whichever is greater. Certificates dated subsequent to August 15 will not be eligible for the Enhanced Death Benefit endorsement. (An owner of a Certificate may also exchange the Certificate for the Certificate described in the Prospectus, see "Exchange Offer and Enhanced Death Benefit Option" in the Prospectus.)

     The Enhanced Death Benefit, as described below, will provide an annual step-up in death benefit comparable to the death benefit described in this Prospectus under "Death Benefit Before Maturity Date," except that the death benefit under the endorsement will be payable on the death of the last surviving annuitant as opposed to the death of the first owner as provided in this Prospectus.

     The Enhanced Death Benefit provided by the endorsement will always be equal to or better than the death benefit of a Certificate issued without the endorsement. In the case of the death of the annuitant on or prior to the first of the month following his or her 85th birthday, the minimum death benefit is as described in Appendix D under the caption "Prior Contract Death Benefit Provisions" except that the death benefit is stepped up each certificate year instead of each six certificate year period. In the case of the death of the annuitant after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with certain withdrawals. Under a Certificate issued without the endorsement, if the annuitant dies after the first of the month following his or her 85th birthday, the death benefit is the contract value only. For purposes of computing the Enhanced Death Benefit under a Certificate issued without the endorsement, the death benefit will be computed as if the Enhanced Death Benefit endorsement had been a part of the Certificate on the certificate date.

OTHER CONTRACT PROVISIONS

Contract Maturity Date

     Under the prior contract, the contract maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth certificate anniversary. The prior contract allows the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

Annuity Tables Assumed Interest Rate

     A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

Beneficiary

     Under the prior contract certain provisions relating to beneficiary are as follows:

     The beneficiary is the person, persons or entity designated in the application or as subsequently named to whom benefits will be paid on the death of the annuitant. The beneficiary may be changed by the owner during the lifetime of the annuitant and prior to the maturity date subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the owner or the owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts or certificates, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

Ownership

     Under the prior contract certain provisions relating to ownership are as follows:

     The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

     In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

Modification

      The prior contract does not include "free withdrawal percentage" among contract terms the Company is authorized to change on 60 days' notice to the group holder.

                        TABLE OF ACCUMULATION UNIT VALUES

                                        UNIT VALUE
                                         AT START     UNIT VALUE AT   NUMBER OF UNITS
      SUB-ACCOUNT                        OF YEAR      END OF YEAR     AT END OF YEAR
      -------------------------------------------------------------------------------
      International Small Cap****
        1996............                $12.500000     $13.493094       165,593.884
      Small/Mid Cap****
        1996............                $12.500000     $13.215952       293,815.378
      Global Equity
        1992............                $12.003976     $11.790318        28,203.763
        1993............                 11.790318      15.450341       985,277.929
        1994............                 15.450341      15.500933     2,268,423.530
        1995............                 15.500933      16.459655     2,132,127.330
        1996............                 16.459655      18.276450     1,785,966.081
      Growth*****
        1996............                $12.500000     $13.727312        98,424.809
      Blue Chip (formerly called Pasadena Growth)
        1992*...........                $10.000000     $ 9.923524        58,049.495
        1993............                  9.923524     $ 9.413546       707,931.534
        1994............                  9.413546       8.837480     1,001,113.147
        1995............                  8.837480      11.026969     1,257,014.677
        1996............                 11.026969      13.688523     1,223,305.806
      Equity
        1992............                $12.386657     $13.143309       122,807.657
        1993............                 13.143309      15.075040     1,315,253.114
        1994............                 15.075040      14.786831     1,958,082.571
        1995............                 14.786831      20.821819     2,278,573.962
        1996............                 20.821819      24.664354     2,007,082.996
      Value Equity
        1993**..........                $10.000000     $11.175534       715,700.792
        1994............                 11.175534      11.107620     1,432,473.155
        1995............                 11.107620      13.548849     1,741,975.072
        1996............                 13.548849      16.011513     1,661,006.752


                            TABLE OF ACCUMULATION UNIT VALUES

                                        UNIT VALUE
                                         AT START     UNIT VALUE AT   NUMBER OF UNITS
      SUB-ACCOUNT                        OF YEAR      END OF YEAR     AT END OF YEAR

      -------------------------------------------------------------------------------
      Growth and Income
        1992............                $10.942947     $11.927411       149,476.889
        1993............                 11.927411      12.893007     1,610,454.400
        1994............                 12.893007      13.076664     2,142,828.604
        1995............                 13.076664      16.660889     2,230,320.953
        1996............                 16.660889      20.178770     2,214,190.721
      International Growth and Income***
        1995............                $10.000000     $10.554228       100,475.374
        1996............                 10.554228      11.718276       223,718.019
      Strategic Bond
        1993**..........                $10.000000     $10.750617       381,406.287
        1994............                 10.750617       9.965972       564,406.390
        1995............                  9.965972      11.716972       682,547.892
        1996............                 11.716972      13.250563       797,845.050
      Global Government Bond
        1992............                $13.322602     $13.415849        56,786.509
        1993............                 13.415849      15.741586       745,370.831
        1994............                 15.741586      14.630721       694,644.982
        1995............                 14.630721      17.772344       586,608.921
        1996............                 17.772344      19.803954       494,576.435
      Investment Quality Bond (formerly called Bond Sub-account)
        1992............                $13.147350     $13.936240        59,746.432
        1993............                 13.936240      15.118716       319,417.770
        1994............                 15.118716      14.216516       384,804.353
        1995............                 14.216516      16.751499       371,328.627
        1996............                 16.751499      16.943257       361,839.590
      U.S. Gov. Securities (formerly called U.S. Gov. Bond Sub-account)
        1992............                $13.015785     $13.651495       212,815.440
        1993............                 13.651495      14.490734       783,550.472
        1994............                 14.490734      14.111357       585,709.535
        1995............                 14.111357      16.083213       494,142.862
        1996............                 16.083213      16.393307       390,696.559
      Money Market
        1992............                $12.892485     $13.137257        28,928.622
        1993............                 13.137257      13.303085       331,225.229
        1994............                 13.303085      13.623292     1,079,557.666
        1995............                 13.623292      14.190910       530,610.979
        1996............                 14.190910      14.699636       846,105.590
      Aggressive Asset Allocation
        1992............                $10.880194     $11.623893        21,660.089
        1993............                 11.623893      12.642493       244,300.482
        1994............                 12.642493      12.381395       395,864.362
        1995............                 12.381395      14.990551       422,911.593
        1996............                 14.990551      16.701647       365,478.331

                        TABLE OF ACCUMULATION UNIT VALUES

                                        UNIT VALUE
                                         AT START     UNIT VALUE AT   NUMBER OF UNITS
      SUB-ACCOUNT                        OF YEAR      END OF YEAR     AT END OF YEAR

      -------------------------------------------------------------------------------
      Moderate Asset Allocation
        1992 ...........                $11.012835     $11.772128       120,020.418
        1993............                 11.772128      12.775798     1,245,900.794
        1994............                 12.775798      12.396295     1,690,801.919
        1995............                 12.396295      14.752561     1,435,414.191
        1996............                 14.752561      15.995078     1,266,755.972
      Conservative Asset Allocation
        1992............                $11.102574     $11.821212        56,414.765
        1993............                 11.821212      12.705196       330,900.271
        1994............                 12.705196      12.298940       478,239.388
        1995............                 12.298940      14.320582       415,991.541
        1996............                 14.320582      15.113142       325,608.369

      *     This Sub-account commenced operations on December 11, 1992.
      **    This Sub-account commenced operations on February 19, 1993.
      ***   This Sub-account commenced operations on January 9, 1995.
      **** This Sub-account commenced operations on March 4, 1996. ***** This Sub-account commenced operations on July 15, 1996.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                              NASL VARIABLE ACCOUNT

--------------------------------------------------------------------------------






                                       OF





                             NORTH AMERICAN SECURITY
                             LIFE INSURANCE COMPANY


                      FLEXIBLE PAYMENT DEFERRED COMBINATION
                    FIXED AND VARIABLE GROUP ANNUITY CONTRACT
                                NON-PARTICIPATING











     This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing North American Security Life Insurance Company (the "Company") at the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (617) 266-6008.

      The date of this Statement of Additional Information is May 1, 1997.



                 North American Security Life Insurance Company
                              116 Huntington Avenue
                           Boston, Massachusetts 02116
                                 (617) 266-6008


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History....................................      3
Performance Data...................................................      3
Services
     Independent Auditors..........................................      6
     Servicing Agent...............................................      6
     Principal Underwriter.........................................      7
     Cancellation of Certificate...................................      7
Financial Statements...............................................      8

                         GENERAL INFORMATION AND HISTORY

     The NASL Variable Account ("Variable Account") is a separate investment account of the Company, a stock life insurance company organized under the laws of Delaware in 1979. The ultimate parent of the Company is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, the Company was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.


                                PERFORMANCE DATA

     Each of the sub-accounts may in its advertising and sales materials quote total return figures. For periods prior to August 9, 1994, performance data will be hypothetical figures based on the assumption that a contract offered by the Prospectus was issued when the sub-accounts first became available for investment under other contracts offered by the Company. Hypothetical performance figures will also be furnished for sub-accounts investing in NASL Series Trust portfolios established on December 31, 1996 in connection with the merger of Manulife Series Fund, Inc. with and into NASL Series Trust. Such figures are based on the assumption that the sub-accounts had been available for investment under a contract offered by this Prospectus when the applicable Manulife Series Fund, Inc. portfolio first became available under contracts issued by affiliates of the Company. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the period since the sub-account first became available for investment. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administration fees) and the $30 administration fee) are reflected, the asset charges are reflected in changes in unit values and the $30 administration fee is deducted as a dollar amount based on the approximate average contract size of contracts of this series issued by the Company in 1996 of $35,000. Standardized total return figures will be quoted assuming redemption at the end of the period. Such figures may be accompanied by non-standardized total return figures that are calculated on the same basis as the standardized returns except that the calculations (i) assume no redemption at the end of the period and (ii) do not reflect imposition of the $30 administration fee inasmuch as the impact of such charge varies in relation to contract value. The Company believes such non-standardized figures are useful to owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual owner.


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1996

===========================================================================================
TRUST PORTFOLIO              1 YEAR        5 YEAR      SINCE INCEPTION OR    INCEPTION DATE
                                                    10 YEARS,  WHICHEVER IS
                                                           SHORTER
-------------------------------------------------------------------------------------------
Pacific Rim                   2.31%           N/A           2.42%                10/4/94
Emerging Markets*
-------------------------------------------------------------------------------------------
International Small Cap         N/A           N/A           1.99%                 3/4/96
-------------------------------------------------------------------------------------------
Small/Mid Cap                   N/A           N/A          -0.10%                 3/4/96
-------------------------------------------------------------------------------------------
Global Equity                 4.95%         8.04%           6.99%                3/18/88
-------------------------------------------------------------------------------------------
Growth                          N/A           N/A           3.75%                7/15/96
-------------------------------------------------------------------------------------------
Equity                       12.37%        14.30%          12.25%                6/18/85
-------------------------------------------------------------------------------------------
Quantitative Equity*         10.20%         9.25%           9.06%                4/30/87
-------------------------------------------------------------------------------------------
Blue Chip Growth             18.05%           N/A           7.17%               12/11/92
-------------------------------------------------------------------------------------------
Real Estate Securities*      26.73%        15.39%          11.72%                4/30/87
-------------------------------------------------------------------------------------------
Int'l Growth & Income         4.94%           N/A           5.42%                1/09/95
-------------------------------------------------------------------------------------------
Growth and Income            15.03%        12.39%          12.75%                4/23/91
-------------------------------------------------------------------------------------------
Equity-Income                12.09%           N/A          11.95%                2/19/93
-------------------------------------------------------------------------------------------
Aggressive Asset Allocation   5.33%         8.28%           7.35%                8/03/89
-------------------------------------------------------------------------------------------
Moderate Asset Allocation     2.44%         7.05%           6.61%                8/03/89
-------------------------------------------------------------------------------------------
Conservative Asset           -0.28%         5.53%           5.70%                8/03/89
Allocation
-------------------------------------------------------------------------------------------
Strategic Bond                7.00%           N/A           6.40%                2/19/93
-------------------------------------------------------------------------------------------
Global Government Bond        5.35%         7.62%           7.97%                3/18/88
-------------------------------------------------------------------------------------------
Capital Growth Bond*         -4.49%         4.40%           5.88%                6/26/84
-------------------------------------------------------------------------------------------
Investment Quality Bond**    -4.40%         4.40%           6.25%                4/23/91
-------------------------------------------------------------------------------------------
U.S. Government              -3.67%         3.93%           6.28%                5/01/89
Securities***
-------------------------------------------------------------------------------------------
Money Market                 -2.11%         1.85%           4.01%                6/18/85
-------------------------------------------------------------------------------------------


              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1996

===========================================================================================
TRUST PORTFOLIO              1 YEAR        5 YEAR      SINCE INCEPTION OR    INCEPTION DATE
                                                     10 YEARS, WHICHEVER IS
                                                            SHORTER
-------------------------------------------------------------------------------------------
International SmallCap          N/A           N/A           7.94%                3/4/96
-------------------------------------------------------------------------------------------
Small/Mid Cap                   N/A           N/A           5.73%                3/4/96
-------------------------------------------------------------------------------------------
Global Equity                11.04%         8.70%           7.06%                3/18/88
-------------------------------------------------------------------------------------------
Growth                          N/A           N/A           9.82%               7/15/96
-------------------------------------------------------------------------------------------
Equity                       18.45%        14.84%          12.30%               6/18/85
-------------------------------------------------------------------------------------------
Quantitative Equity*         16.28%        10.36%           9.12%               4/30/87
-------------------------------------------------------------------------------------------
Blue Chip Growth             24.14%           N/A           8.05%              12/11/92
-------------------------------------------------------------------------------------------
Real Estate Securities*      32.82%        15.90%          11.77%               4/30/87
-------------------------------------------------------------------------------------------
Int'l Growth & Income        11.03%           N/A           8.35%               1/09/95
-------------------------------------------------------------------------------------------
Growth and Income            21.11%        12.96%          13.12%               4/23/91
-------------------------------------------------------------------------------------------
Equity-Income                18.18%           N/A          12.95%               2/19/93
-------------------------------------------------------------------------------------------
Aggressive Asset Allocation  11.41%         8.93%           7.43%               8/03/89
-------------------------------------------------------------------------------------------
Moderate Asset Allocation     8.42%         7.73%           6.69%               8/03/89
-------------------------------------------------------------------------------------------
Conservative Asset Allocation 5.53%         6.24%           5.78%               8/03/89
-------------------------------------------------------------------------------------------
Strategic Bond               13.09%           N/A           7.55%               2/19/93
-------------------------------------------------------------------------------------------
Global Government Bond       11.43%         8.28%           8.04%               3/18/88
-------------------------------------------------------------------------------------------
Capital Growth Bond*          1.06%         5.14%           5.95%               6/26/84
-------------------------------------------------------------------------------------------
Investment Quality Bond**     1.14%         5.15%           6.71%               4/23/91
-------------------------------------------------------------------------------------------
U.S. Government Securities*** 1.93%         4.69%           6.35%               5/01/89
-------------------------------------------------------------------------------------------
Money Market                  3.58%         2.66%           4.08%               6/18/85
-------------------------------------------------------------------------------------------


* On December 31, 1996, Manulife Series Fund, Inc. merged with NASL Series Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund portfolio for periods to December 31, 1996. Performance for each of these sub-accounts is based on the historical performance of the predecessor Manulife Series Fund portfolio and reflects the current expenses that an investor would have incurred as a holder of units of the sub-account.

**   Because the Investment Quality Bond Trust changed its subadviser and investment objective effective April 23, 1991, the Company has elected to quote performance for the Investment Quality Bond Sub-account only since the date of change in order to quote returns representative of its current objective and produced by its current portfolio manager. Per share information concerning the period prior to the change appears in the Trust's Prospectus. Average annual total rates of return for the one, five, and ten year periods for the sub-account are available upon request.

*** The U.S. Government Securities Sub-account commenced operations on March 18, 1988 by investing in shares of the Convertible Securities Trust. That Trust changed its investment objective and its investment Subadviser effective May 1, 1989, pursuant to a vote of its shareholders. In view of the change in investment objective and portfolio manager, the U.S. Government Securities Sub-account has elected to quote performance only since the date of the change in order to quote returns representative of its current objective and produced by its current portfolio manager. Per share information concerning the period prior to the change appears in the Trust's Prospectus. Average annual total rates of return for the one, five, and ten year periods for the sub-account are available upon request.

                                    * * * * *

     In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.


                                    SERVICES

INDEPENDENT AUDITORS

     The financial statements of the Company and the Variable Account at December 31, 1996 and for the year then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


     The statutory balance sheet of the Company as of December 31, 1995 and the related statutory statements of operations, changes in capital and deficit and cash flows for each of the two years in the period ended December 31,1995, appearing in this Statement of Additional Information have been included herein in reliance on the report (which report includes an adverse opinion as to generally accepted accounting principles and an unqualified opinion as to statutory accounting practices prescribed or permitted by the Insurance Department of the State of Delaware), of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

     The statement of operations and changes in net assets of the Variable Account for the year ended December 31, 1995, appearing in this Statement of Additional Information has been included herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.


     The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

     Vantage Computer Systems, Inc. ("Vantage") provides to the Company a computerized data processing recordkeeping system for variable annuity administration. Vantage provides various daily, semimonthly, monthly, semiannual and annual reports including: daily updates on accumulation unit values, variable annuity participants and transactions, agent production and commissions; semimonthly commission statements; monthly summaries of agent production and daily transaction reports; semiannual statements for contract owners;

and annual contract owner tax reports. Vantage receives approximately $7.50 per policy per year, plus certain other fees paid by the Company for the services provided.

PRINCIPAL UNDERWRITER

     NASL Financial Services, Inc., a wholly-owned subsidiary of the Company, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to NASL Financial Services, Inc. in 1996, 1995 and 1994 were $83,031,288, $68,782,161 and $69,999,469 respectively. The amounts retained by NASL Financial Services, Inc. during such periods were $0, $0 and $0, respectively.

CANCELLATION OF CERTIFICATE

     The Company may, at its option, a certificate and an owner's participation under a contract at the end of any two consecutive certificate years in which no purchase payments by or on behalf of the owner have been made, if both (i) the total purchase payments made for the certificate, less any withdrawals, are less than $2,000; and (ii) the contract value for the owner at the end of such two year period is less than $2,000. The Company, as a matter of administrative practice, will attempt to notify a certificate owner prior to such cancellation in order to allow the certificate owner to make the necessary purchase payment to keep the certificate in force. The cancellation of certificate provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

                                             AUDITED STATUTORY-BASIS
                                             FINANCIAL STATEMENTS

                                             NORTH AMERICAN SECURITY
                                             LIFE INSURANCE COMPANY
                                             (A WHOLLY-OWNED SUBSIDIARY OF
                                             NAWL HOLDING COMPANY, INC.)

                                             Years ended December 31, 1996, 1995
                                             and 1994

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)

                  Audited Statutory-Basis Financial Statements


                  Years ended December 31, 1996, 1995 and 1994




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Statutory-Basis Financial Statements

Balance Sheets-Statutory-Basis.................................................2
Statements of Operations-Statutory-Basis.......................................3
Statement of Changes in Capital and Deficit-Statutory-Basis....................4
Statements of Cash Flows-Statutory-Basis.......................................5
Notes to Statutory-Basis Financial Statements..................................6

                         Report of Independent Auditors


Board of Directors and Shareholder
North American Security Life Insurance Company

We have audited the accompanying statutory-basis balance sheet of North American Security Life Insurance Company (a wholly-owned subsidiary of NAWL Holding Company, Inc.) as of December 31, 1996, and the related statutory-basis statements of operations, changes in capital and deficit and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of North American Security Life Insurance Company at December 31, 1996, or the results of its operations or its cash flows for the year then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of North American Security Life Insurance Company at December 31, 1996 and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware.

                                                            Ernst & Young LLP

Boston, Massachusetts
February 25, 1997

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors and Shareholders of North American Security Life Insurance Company:


We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of North American Security Life Insurance Company (a wholly-owned subsidiary of North American Life Assurance Company of New York, Canada) as of December 31, 1995 and the related statutory statements of operations, capital and surplus, and cash flows for the two years in the period ended December 31, 1995. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP), which practices after 1996 (upon issuance of 1996 financial statements) differ from generally accepted accounting principles (GAAP). The effects on the financial statements of the variances between SAP and GAAP are not currently determinable.

In our report dated February 23, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using SAP, presented fairly, in all material respects, the financial position of North American Security Life Insurance Company as of December 31, 1995 and the results of its operations, and its cash flows for the two years in the period ended December 31, 1995 in conformity with GAAP. As described in Note 1 to the financial statements, financial statements of wholly-owned stock life subsidiaries of mutual life insurance enterprises prepared in accordance with SAP are no longer considered to be presented in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 financial statements as presented herein is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the two preceding paragraphs, the financial statements referred to above do not present fairly in conformity with GAAP, the financial position of North American Security Life Insurance Company as of December 31, 1995, or the results of its operations or its cash flows for the two years in the period ended December 31, 1995.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects the financial condition of North American Security Life Insurance Company as of December 31, 1995, and the results of its operations and its cash flows for the two years in the period ended December 31, 1995, on the basis of accounting described in Note 1.





                                                     COOPERS & LYBRAND L.L.P.


Boston, Massachusetts
February 23, 1996, except for the information in Note 1 - "Basis of Presentation", for which the date is February 21, 1997

                         North American Security Life Insurance Company
                     (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


                                  Balance Sheets--Statutory-Basis


                                                                              DECEMBER 31
                                                                        1996               1995
                                                                  ---------------------------------
ADMITTED ASSETS
Investments:
   Bonds                                                          $   13,848,316     $   16,281,452
   Common stocks                                                      30,305,498         20,097,789
   Real estate                                                         2,268,120          4,847,164
   Cash and short-term investments                                     7,321,515          1,797,230
   Policy loans                                                          454,026
                                                                  ---------------------------------
Total investments                                                     54,197,475         43,023,635

Accrued investment income                                                278,106            431,415
Other assets                                                           4,008,003          4,320,909
Separate account assets                                            6,459,289,860      4,914,727,917
                                                                  ---------------------------------

Total admitted assets                                             $6,517,773,444     $4,962,503,876
                                                                  =================================

LIABILITIES, CAPITAL AND DEFICIT
Liabilities:
   Aggregate reserves                                             $    3,674,617     $    1,931,894
   Payable to parent, subsidiaries and affiliates                        405,711          3,033,665
   Funds held account from reinsurers                                  6,000,000          9,000,000
   Amount payable on reinsurance ceded                                 8,122,060          7,256,229
   Transfers from separate accounts, net                            (188,238,440)      (156,458,903)
   Borrowed money                                                    138,200,680        107,865,148
   Accrued interest on surplus note                                    1,591,232          3,248,219
   Asset valuation reserve                                             2,089,490          2,895,914
   Bank overdraft                                                      7,598,444          8,606,730
   Other liabilities                                                   9,486,084         10,239,069
   Separate account liabilities                                    6,459,289,860      4,914,727,917
                                                                  ---------------------------------
Total liabilities                                                  6,448,219,738      4,912,345,882

Capital and deficit:
   Surplus note payable to Parent                                     20,000,000         20,000,000
   Common stock (par value $1,000 per share--authorized,
     3,000 shares; issued and outstanding, 2,600 shares)               2,600,000          2,600,000
   Paid-in capital in excess of par value                            128,633,000        110,633,000
   Unassigned deficit                                                (81,679,294)       (83,075,006)
                                                                  ---------------------------------
Total capital and deficit                                             69,553,706         50,157,994
                                                                  ---------------------------------

Total liabilities, capital and deficit                            $6,517,773,444     $4,962,503,876
                                                                  =================================


See accompanying notes.

                           North American Security Life Insurance Company
                      (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


                              Statements of Operations--Statutory-Basis


                                                                        YEARS ENDED DECEMBER 31
                                                               1996                 1995                 1994
                                                           -------------------------------------------------------
Revenues:
   Premiums, annuity considerations and
     deposits
                                                           $1,027,373,531       $  991,551,945      $1,139,953,302
   Net investment income                                        5,172,160           35,909,722          30,559,559
   Commissions and expense allowances on
     reinsurance ceded                                         25,222,953           14,676,544           7,019,266
   Experience refunds on reinsurance ceded                      3,880,075            3,901,633           4,967,753
   Reserve adjustments on reinsurance                         (16,460,475)         (48,222,552)         (6,023,746)
                                                           -------------------------------------------------------
Total revenues                                              1,045,188,244          997,817,292       1,176,476,134

Expenses:
   Annuity benefits                                           381,764,918          269,688,906         206,710,232
   Increase (decrease) in reserves                              1,742,723         (517,160,712)        146,552,124
   Increase in separate account liability                     525,172,444          415,529,185         732,768,257
   Commissions                                                 82,257,073           73,593,478          81,981,046
   General expenses                                            27,587,265           22,872,812          19,253,764
   Interest expense                                             9,822,477            8,980,132           4,599,441
   Recapture fee on reinsurance ceded                          11,160,053            1,445,889           8,029,909
   Initial consideration on reinsurance ceded                   3,204,498          727,522,634
                                                           -------------------------------------------------------
Total expenses                                              1,042,711,451        1,002,472,324       1,199,894,773

Gain (loss) before federal income tax provision
   and realized capital gains (losses)                          2,476,793           (4,655,032)        (23,418,639)
Federal income tax provision                                       85,252                                    6,415
                                                           -------------------------------------------------------
Gain (loss) after federal income tax provision                  2,391,541           (4,655,032)        (23,425,054)
Net realized capital gains (losses)                               675,367           (2,632,953)         (7,029,018)
                                                           -------------------------------------------------------

Net income (loss)                                          $    3,066,908       $   (7,287,985)     $  (30,454,072)
                                                           =======================================================

See accompanying notes.

                                  North American Security Life Insurance Company
                             (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


                           Statements of Changes in Capital and Deficit--Statutory-Basis


                                                                     PAID-IN
                                                                   CAPITAL IN
                                      SURPLUS                     EXCESS OF PAR     UNASSIGNED      TOTAL CAPITAL
                                        NOTE       COMMON STOCK      VALUE           DEFICIT         AND DEFICIT
                                    ------------------------------------------------------------------------------
Balances at January 1, 1994         $20,000,000     $2,000,000     $ 81,233,000      $(51,510,475)    $ 51,722,525
Net loss                                                                              (30,454,072)     (30,454,072)
Issuance of common stock                               600,000                                             600,000
Paid-in capital in excess of par                                     29,400,000                         29,400,000
Increase in non-admitted assets                                                        (1,859,181)      (1,859,181)
Initial commission allowance on
   reinsurance ceded                                                                    4,508,719        4,508,719
Decrease in asset valuation
   reserves                                                                             1,976,033        1,976,033
Change in net realized gains and
   losses                                                                               3,514,108        3,514,108
                                    ------------------------------------------------------------------------------
Balances at December 31, 1994        20,000,000      2,600,000      110,633,000       (73,824,868)      59,408,132
Net loss                                                                               (7,287,985)      (7,287,985)
Increase in non-admitted assets                                                          (958,941)        (958,941)
Initial commission allowance on
   reinsurance ceded                                                                   (3,007,823)      (3,007,823)
Decrease in asset valuation
   reserves                                                                             2,640,946        2,640,946
Change in net realized gains and
   losses                                                                                (636,335)        (636,335)
                                    ------------------------------------------------------------------------------
Balances at December 31, 1995        20,000,000      2,600,000      110,633,000       (83,075,006)      50,157,994
Net income                                                                              3,066,908        3,066,908
Paid-in capital in excess of par                                     18,000,000                         18,000,000
Decrease in non-admitted assets                                                         1,619,796        1,619,796
Initial commission allowance on
   reinsurance ceded                                                                   (3,280,000)      (3,280,000)
Decrease in asset valuation
   reserves                                                                               806,424          806,424
Change in net realized gains and
   losses                                                                                (817,416)        (817,416)
                                    ------------------------------------------------------------------------------

Balances at December 31, 1996       $20,000,000     $2,600,000     $128,633,000      $(81,679,294)    $ 69,553,706
                                    ==============================================================================

                                  North American Security Life Insurance Company
                             (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc


                                  Statements of Cash Flows--Statutory-Basis


                                                                     YEAR ENDED DECEMBER 31
                                                             1996                 1995                1994
                                                        -----------------------------------------------------
OPERATING ACTIVITIES
Annuity considerations and deposits                     $1,027,373,531       $ 991,551,945     $1,139,953,302
Net investment income                                        2,264,748          32,128,833         28,230,341
Allowances and reserve adjustments on
   reinsurance ceded                                         8,762,478         (33,546,008)         1,140,018
Experience refund on reinsurance ceded                       3,880,075           3,901,633          4,967,753
Surrender benefits and other fund withdrawals paid        (350,317,143)       (232,650,150)      (175,523,156)
Other benefits paid to policyholders                       (32,009,867)        (36,860,052)       (30,555,923)
Commissions, other expenses and taxes paid                (109,382,073)        (97,024,418)      (100,210,171)
Net transfers to separate account                         (556,059,964)       (423,952,090)      (768,208,239)
Other operating expenses paid                              (25,079,045)       (737,948,655)       (12,780,263)
                                                        -----------------------------------------------------
Net cash (used for) provided by operating
   activities                                              (30,567,260)       (534,398,962)        87,013,662

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds                                                     9,607,009         763,005,273        112,385,919
   Stocks                                                   12,737,781           5,080,010          5,805,050
   Mortgage loans                                                              110,791,047         14,076,659
   Real estate                                               1,602,063             860,375          5,950,412
   Net gains on cash and short term investments                    408
Cost of investments acquired:
   Bonds                                                    (6,890,585)       (441,405,890)      (232,208,934)
   Stocks                                                  (19,333,533)        (10,137,862)          (488,212)
   Mortgage loans                                                                 (136,101)        (4,301,717)
   Policy loans                                               (454,026)          2,579,308           (791,723)
                                                        -----------------------------------------------------
Net cash (used for) provided by investing
   activities                                               (2,730,883)        430,636,160        (99,572,546)

OTHER CASH PROVIDED (APPLIED)
   Capital and surplus paid-in                              18,000,000                             30,000,000
   Borrowed  money                                          30,864,052           7,000,000         70,000,000
   Other sources                                             4,194,113          11,380,829         17,892,210
   Other applications                                      (14,235,737)        (14,398,973)      (103,250,950)
                                                        -----------------------------------------------------
Net other cash provided                                     38,822,428           3,981,856         14,641,260
                                                        -----------------------------------------------------

Net increase (decrease) in cash and short-term
   investments                                               5,524,285         (99,780,946)         2,082,376
Cash and short-term investments at beginning of
   year                                                      1,797,230         101,578,176         99,495,800
                                                        -----------------------------------------------------

Cash and short-term investments at end of year          $    7,321,515       $   1,797,230     $  101,578,176
                                                        =====================================================


See accompanying notes.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


                  Notes to Statutory-Basis Financial Statements


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

North American Security Life Insurance Company (the Company) is a wholly-owned subsidiary of NAWL Holding Company Inc. (NAWL). NAWL holds all the outstanding shares of the Company and Wood Logan Associates, Inc. (WLA). Manufacturers Life Insurance Company (MLI) owns all Class A shares of NAWL, representing 85% of the voting shares of NAWL. Certain employees of WLA own all Class B shares, which represent the remaining 15% voting interest in NAWL.

On January 1, 1996, North American Life Assurance Company, (NAL), the Company's previous owner, merged with MLI. Effective January 1, 1996, immediately following the merger, the Company's Parent went through a corporate restructuring which resulted in the formation of a newly organized holding corporation, NAWL.

The Company issues fixed and variable annuity contracts (the contracts). Amounts invested in the fixed portion of the contracts are allocated to the General Account of the Company (see Note 6 on fixed annuity reinsurance). Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. The separate account assets are invested in shares of the NASL Series Trust, a no-load, open-end management investment company organized as a Massachusetts business trust.

On June 19, 1992, the Company formed First North American Life Assurance Company
(FNA). Subsequently, on July 22, 1992, FNA was granted a license by the New York State Insurance Department. FNA issues variable and fixed annuity contracts in the State of New York.

NASL Financial Services Inc. (NASL Financial), a wholly-owned subsidiary of the Company, acts as investment adviser to the NASL Series Trust and as principal underwriter of the annuity and variable life contracts issued by the Company and annuity contracts issued by FNA. NASL Financial has a promotional agreement with WLA to act as the promotional agent for the sale of annuity and variable life contracts.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which would impact the amounts reported and disclosed herein.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principals (GAAP).

The 1995 financial statements presented for comparative purposes were previously described as being prepared in accordance with GAAP for stock life insurance subsidiaries of a mutual life parent. Pursuant to FASB Interpretation 40, Applicability of Generally Accepted Accounting Principals to Mutual Life Insurance and Other Enterprises (FIN 40), as amended, which is effective for 1996 annual financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with the financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

The more significant variances from GAAP are as follows:

Investments: Investments in bonds are reported at amortized cost based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

The "asset valuation reserve" is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to earnings.

Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment products, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally agents' debit balances and furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Annuity Considerations and Deposits: Revenues for annuity considerations and deposits consist of the entire premium received and annuity benefits represent the death benefits, annuitizations and withdrawals and surrenders paid and the change in policy reserves. Under GAAP, annuity considerations and deposits received in excess of policy charges would not be recognized as premium revenue and annuity benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Aggregate Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs.

Federal Income Taxes: Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

Other significant accounting policies are as follows:

INVESTMENTS AND INVESTMENT INCOME

Investments are valued in accordance with rules promulgated by the National Association of Insurance Commissioners (NAIC). Bonds not backed by loans are valued at amortized cost using the constant yield method.

Loan-backed bonds and structured securities are valued at amortized cost using the constant yield method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer survey values. These assumptions are consistent with the current interest rate and economic environment. The retrospective method is being used to value all securities.

Investment income is recognized on the accrual basis. Unrealized gains or losses on investments are recorded in unassigned deficit. Realized gains or losses on investments sold are determined on the basis of the specific identification method.

Common stocks, excluding investments in subsidiaries, are valued at market value. The Company's insurance subsidiary is reported at equity in the underlying statutory-basis of its net assets, and the Company's noninsurance subsidiary is reported at the GAAP-basis of its net assets. Real estate acquired in satisfaction of debt is stated at the lower of the appraised market value or the outstanding principal loan balance plus accrued interest and foreclosed costs.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In 1996, 1995 and 1994, the Company transferred, in satisfaction of debt, mortgages with statement values of $0, $2,405,052 and $6,407,174, respectively, to foreclosed real estate. Subsequently, in 1996, 1995 and 1994, the Company wrote-down $929,713, $1,360,620, and $0, respectively, on these properties to reflect the carrying value at the lower of the current market valuation or the value transferred at the time of foreclosure. At year end, the Company held $2,268,120 of foreclosed real estate at adjusted book value which approximates market value.

SHORT-TERM INVESTMENTS

Short-term investments generally consist of treasury bills, commercial paper and money market instruments whose maturities at the time of acquisition are one year or less. Short-term instruments are valued at cost, which approximates market value.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The Asset Valuation Reserve (AVR) is designed to mitigate the effect of valuation and credit related losses on all invested assets with risk of loss including mortgages, real estate, fixed income securities, and common stocks. Changes in the AVR are accounted for as a direct increase or decrease in unassigned surplus.

The Interest Maintenance Reserve (IMR) captures realized capital gains and losses which result from changes in interest rate for all fixed income securities and amortizes these capital gains and losses into investment income over the original life of the investments sold. During 1995, the cumulative net gains were released from IMR in connection with a reinsurance treaty whereby the Company reinsured all of its fixed annuity business (see Note 6). This accounting was approved by the State of Delaware Department of Insurance as a permitted practice. Total net gains (losses) of $(59,933) were transferred into IMR and $541,484 was amortized and included in net investment income in 1994.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PREMIUMS, ANNUITY CONSIDERATIONS AND DEPOSITS AND RELATED EXPENSES

Premiums, annuity considerations and deposits are recognized as revenue when received. Expenses, including acquisition costs such as commissions and other costs in connection with acquiring new business, are charged to operations as incurred.

AGGREGATE RESERVES

The reserves, developed using accepted actuarial methods, have been established and maintained on the basis of published mortality tables and prescribed interest rates per the National Association of Insurance Commissioners' standard valuation law, as adopted by the State of Delaware. The method used for the valuation of annuities is the Commissioner's Annuity Reserve Valuation Method (CARVM). Under this method the reserve is the highest present value of all future guaranteed cash surrender values.

Surrender values on policies do not exceed the corresponding reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

SEPARATE ACCOUNT

Separate account assets and liabilities reported in the accompanying balance sheets represent mutual funds that are separately administered for the exclusive benefit of variable annuity and variable life contractholders and are reported at fair market value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income, realized and unrealized gains and losses from such investments, is offset by an equivalent change in the liabilities related to the separate accounts. Transfers from separate account, net, primarily represents the difference between the contract owner's account value and the CARVM reserve. There are no reconciling items between the increase in separate account liability as shown on the statement of operations and the transfers as reported in the Summary of Operations of the Separate Account Statement. Fees charged on separate account deposits are included in other income.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuity and variable life premiums, considerations and deposits for the separate accounts, net of reinsurance, are $1,027,373,531, $728,682,163 and $975,538,582
for 1996, 1995 and 1994, respectively.

UNCONSOLIDATED SUBSIDIARIES

The Company records its equity in the earnings of unconsolidated subsidiaries as net investment income. The Company owns 100% of the outstanding common stock of First North American Life Assurance Company and NASL Financial Services, Inc.

Summarized financial data for unconsolidated subsidiaries at December 31, 1996 and 1995 is shown below:

                                                    1996         1995
                                                  ----------------------
                                                       (In thousands)
      Total assets at year end                    $471,166      $318,326
      Total liabilities at year end                440,862       304,409
      Net income                                     3,175         1,220

FEDERAL INCOME TAXES

The Company will participate as a member of the NAWL affiliated group, filing a consolidated federal income tax return. The Company will file separate state returns.

The method of allocation between companies is subject to a tax sharing agreement. The tax liability is allocated to each member on a pro rata basis based on the relationship the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to the Company shall not be more than the Company would have paid on a separate return basis.

Income before federal income taxes differs from taxable income principally due to policy acquisition costs, differences in annuity reserves for tax and financial reporting purposes, the equity earnings of unconsolidated subsidiaries and reinsurance allowances.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed, such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1997, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory financial statements. The impact of any such changes on the Company's statutory-surplus cannot be determined at this time and could be material.

3. INVESTMENTS

The major components of investment income are as follows:

                                              YEAR ENDED DECEMBER 31
                                        1996            1995            1994
                                    -------------------------------------------
Amortization of IMR                                 $11,040,025     $   541,484
Equity in undistributed income
  (loss) of subsidiaries            $ 3,086,798        (482,580)        737,688
Bonds                                   719,462      18,046,504      16,182,157
Common stock                             34,993         137,862         498,222
Short-term investments                  199,114       2,642,678       1,664,563
Mortgage loans                                        5,420,613      12,026,724
Real estate                             774,673       1,071,080       1,248,043
Policy loan interest                                    (32,300)         10,658
Interest rate swap                    1,632,000
Investment expenses                  (1,274,880)     (1,934,160)     (2,349,980)
                                    -------------------------------------------

Net investment income               $ 5,172,160     $35,909,722     $30,559,559
                                    ===========================================


                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


3. INVESTMENTS (CONTINUED)

The amortized and estimated fair value of investments in debt securities at December 31, 1996 and 1995 are as follows:

                                                         GROSS      GROSS      ESTIMATED
                                           AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                              COST       GAINS      LOSSES       VALUE
                                           ---------------------------------------------
                                                            (In thousands)
DECEMBER 31, 1996:
U.S. Treasury securities and
   obligations of U.S. Government
   agencies
                                           $ 6,916       $144      $   27      $ 7,033
Corporate debt securities                    6,009          2          17        5,994
Mortgage-backed securities                     923         19           4          938
                                           -------------------------------------------

Totals                                     $13,848       $165      $   48      $13,965
                                           ===========================================

DECEMBER 31, 1995:
U.S. Treasury securities and
   obligations of U.S. Government
   agencies
                                           $ 8,998       $362      $    3      $ 9,357
Corporate debt securities                    3,672        125           3        3,794
Mortgage-backed securities                   3,611        195                    3,806
                                           -------------------------------------------

Totals                                     $16,281       $682      $    6      $16,957
                                           ===========================================


                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of debt securities at December 31, 1996 by the contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers or lenders may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   AMORTIZED         ESTIMATED
                                                     COST           FAIR VALUE
                                                   ---------------------------
                                                          (In thousands)
Due in one year or less                            $ 7,136             $ 7,156
Due after one year through five years                3,494               3,539
Due after five years through ten years               1,938               1,914
Due after ten years                                    357                 418
Mortgage-backed securities                             923                 938
                                                   ---------------------------

Total                                              $13,848             $13,965
                                                   ===========================

The proceeds from sales of debt securities for the years ended December 31, 1996, 1995 and 1994 were $8,593,009, $743,955,966 and $74,622,566, respectively.
In 1996, gross gains and losses recognized on the sales were $338,975 and $1,775, respectively. In 1995, gross gains and losses on the sales were $10,452,916 and $2,035,657, respectively. In 1994, gross gains and losses on the sales were $1,600,852 and $1,660,785, respectively. Net realized gains (losses) of $0, $8,417,259 and $(59,933) for the years ended December 31, 1996, 1995 and
1994, respectively, were transferred to IMR.

Debt securities with a carrying value of $5,458,635 and $5,600,444 at December 31, 1996 and 1995, respectively, were on deposit with, or in custody accounts on behalf of certain state insurance departments.

4. FEDERAL INCOME TAXES

At December 31, 1996 and 1995, the Company had operating loss carryforwards of approximately $32,000,000 and $36,000,000, respectively, which expire between 2007 and 2010. During 1996, the Company utilized approximately $4,000,000 in net operating loss carryforwards to reduce taxable income.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


5. LIFE AND ANNUITY ACTUARIAL RESERVES

The Company issues flexible premium deferred combination fixed and variable annuity contracts and variable life insurance contracts. Reserves for these contracts are established using the Commissioners Annuity Reserve Valuation Method (CARVM) and the Commissioner's Reserve Valuation Method (CRVM) as adopted by the State of Delaware Insurance Department. The reserves for the fixed portion of the contracts are subject to an indemnity reinsurance agreement and the reserves for the variable portion of the contracts are held in the separate account. The Company has reinsured its Minimum Guaranteed Death Benefit risks, and accordingly, is holding no reserve for this risk, which relates to the excess of Death Benefit over policyholder Account Value. The Company does not offer surrender values in excess of the reserves.

Withdrawal characteristics of Annuity Actuarial Reserves and Deposit Liabilities
are as follows:
Subject to discretionary withdrawal with market
   value adjustment
                                                       $  385,506,134      5.64%
Subject to discretionary withdrawal at book value
   less surrender charge (5% or more)                     139,439,719      2.04
Subject to discretionary withdrawal at market value     6,269,263,219     91.75
Subject to discretionary withdrawal at book value          18,704,535       .27
                                                       ------------------------
Subtotal                                                6,812,913,607     99.70

Not subject to discretionary withdrawal provision          20,342,476       .30
                                                       ------------------------
Total annuity actuarial reserve and deposit fund
   liabilities
                                                        6,833,256,083       100%
Expense gap reserve                                         1,298,797
Reinsurance ceded                                        (559,828,843)
                                                       ------------------------

Total net annuity actuarial reserves and deposit
   funds liabilities                                   $6,274,726,037
                                                       ========================

6. REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reinsurance transactions have been entered into primarily to improve cash flow and statutory capital.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


6. REINSURANCE (CONTINUED)

Effective June 30, 1995, an indemnity coinsurance agreement was entered into between the Company and Peoples Security Life Insurance Company (Peoples or the Reinsurer), a AAA rated subsidiary of the Providian Corporation, to reinsure both in force and new fixed annuity business written by the Company.

The indemnity aspects of the agreement provide that the Company remains liable for the contractual obligations whereas the Reinsurer agrees to indemnify the Company for any contractual claims incurred. The coinsurance aspects of the agreement require the Company to transfer all assets backing the fixed annuity obligations to the Reinsurer together with all future fixed premiums received by the Company for fixed annuity contracts. Once transferred, the assets belong to the Reinsurer. In exchange, the Reinsurer reimburses the Company for all claims and provides expense allowances to cover commissions and other costs associated with the fixed annuity business.

The Reinsurer is responsible for investing the asset and is at risk for any potential investment gains and losses. There is no recourse back to the Company if investment losses are incurred. Under this agreement, the Company will continue to administer the fixed annuity business for which it will earn an expense allowance. The Company has set up a reserve of $1,298,797 and $1,931,894 at December 31, 1996 and 1995, respectively, to recognize that expense allowances received from Providian under this indemnity coinsurance agreement do not fully reimburse the Company for overhead expenses allocated to the fixed annuity line of business.

The reinsurance agreement required the Company to transfer to the Reinsurer a consideration of $726.7 million in cash or securities, to cover all in force business as of June 30, 1995.

The financial impact of the reinsurance agreement was as follows (in millions):
Net loss from operations:
   Consideration paid to reinsurer                                     $(726.7)
   Net reserves reinsured                                                725.1
   Expense gap reserve                                                    (1.9)
                                                                       -------
                                                                          (3.5)
Capital and surplus adjustments:
   Release of IMR                                                         11.0
   Market loss on sale of mortgages                                       (2.2)
   Release of bond and mortgage asset valuation reserve                    4.7
                                                                       -------

Net impact on surplus                                                  $  10.0
                                                                       =======


                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


6. REINSURANCE (CONTINUED)

Effective July 1, 1995 and August 1, 1995, the Company entered into treaties with the Connecticut General Life Insurance Company (CIGNA) and Swiss Re Life Insurance Company, respectively, to reinsure its Minimum Death Benefit Guarantee risks. Each company has assumed 50% of the risk. In addition, the Company reinsured 50% of its risk related to the waiving of surrender charges at death with CIGNA. The Company is paying the reinsurers an asset based premium, the level of which varies with both the amount of exposure to this risk and the realized experience.

Effective November 1, 1995, the Company entered into a treaty with Transamerica Occidential Life Insurance Company. Transamerica will reinsure a 50% quota share of the variable portion of the Company's VLI contracts. In addition, Transamerica will also reinsure 80% of this product's net amount at risk in excess of the Company's retention limit of $100,000 on a YRT basis.

During 1984, the Company assumed from its Parent, NAL, approximately 26% of NAL's ordinary and group vested annuity contracts issued in the United States prior to 1983. In December 1989, the percentage assumed was increased to 90%. On March 31, 1995, this agreement was 100% recaptured. To effect this recapture, the Company paid NAL $1,445,889. At December 31, 1996 and 1995, the Company had no liability for future policy benefits under this contract.

Effective October 1, 1988, the Company ceded 18% of its variable annuity contracts (policy from 203-VA) to its parent NAL under a modified coinsurance agreement. Under this agreement, NAL provides the Company with an expense allowance on reinsured premiums which is repaid out of a portion of future profits on the business reinsured. The agreement provides full risk transfer of mortality, persistency and investment performance to the reinsurer with respect to the portion reinsured. Effective July 1, 1992, the quota share percentage was increased to 36%.

On December 31, 1993, the Company entered into a modified coinsurance agreement with an ITT Lyndon Life, a non-related third party to cede the remaining 64% of the Company's variable annuity contracts (policy form 203-VA) and 95% of the Company's new variable annuity contract series issued in 1994 (policy form Ven
10). The Company received approximately $25 million in cash representing withheld premiums of $15 million and $10 million ceding commission. The amounts of withheld premiums will be repaid with interest over five years. The ceding commission is payable out of future profits generated by the business reinsured.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


            Notes to Statutory-Basis Financial Statements (continued)


6. REINSURANCE (CONTINUED)

Effective December 31, 1994, the Company recaptured its reinsurance with NAL. Upon recapture, 1994 operating results were negatively impacted by a one-time recapture fee of approximately $6.5 million. Concurrent with this transaction, the Company ceded 31% of the recaptured contracts (policy form 203-VA) to ITT Lyndon Life bringing the portion of these contracts reinsured by ITT Lyndon to 95%. In return, the Company received consideration of $5.2 million which is reflected as a surplus adjustment to be amortized into income in future years. During 1996, $3.0 million was amortized into income.

Effective December 31, 1994, the Company entered into an indemnity reinsurance agreement with Paine Webber Life to reinsure a portion of its policy forms 207-VA, VFA, VENTURE.001, and VENTURE.003. The quota share percentage varies between 15% and 35% depending on the policy form. The form of reinsurance is modified coinsurance and only covers the variable portion of contracts written by Paine Webber brokers. The Company received an allowance of $1,580,896 to complete this transaction. All elements of risk (including mortality, persistency, investment performance) have been transferred with the exception of the minimum death benefit guarantee. The Company receives an allowance to cover the expected cost of the minimum death benefit guarantee.

In the event of insolvency of a reinsurer, the Company remains primarily liable to its policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company and, accordingly, the Company periodically monitors the financial condition of its reinsurers.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits or a significant change in the ownership of the Company. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1996 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

The Company has estimated that the aggregate reduction in surplus that would occur if all reinsurance agreements currently in effect were terminated would be $14,178,002 at December 31, 1996.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


                  Notes to Statutory-Basis Financial Statements


7. RELATED-PARTY TRANSACTIONS

In connection with the fixed annuity indemnity coinsurance agreement entered into in 1995 (see Note 6), the Company pooled its mortgage portfolio (book value of approximately $106 million) and transferred a senior participation interest to an affiliate of the reinsurer. The senior interest was transferred for a purchase price of approximately $72 million and entitles an affiliate of the reinsurer to 100% of the cash flows produced by the portfolio until they recover in full the purchase price with interest at a rate of 7.52%. The remaining residual interest was transferred to First North American Realty, Inc., a wholly-owned subsidiary of the former Parent for a purchase price of $33 million. As a result of the sale of the senior and residual interests in the Company's mortgages, the Company has no further economic interest in any mortgages and hence has reported zero mortgage loan assets on its balance sheet as of December 31, 1995.

The Company utilizes various services administered by MLI in 1996 and NAL for 1995 and 1994, such as payroll and investment accounting. The charges for these services were approximately $6,053,000, $295,000 and $234,000 in 1996, 1995 and
1994, respectively. During 1996, MLI changed the allocation method of expenses subsequent to the merger with NAL. At December 31, 1996 and 1995, the Company had a net liability to MLI of $4,348,511 and NAL of $5,928,889, respectively.

The Company's annuity and insurance contracts are distributed through NASL Financial pursuant to an underwriting agreement. NASL Financial has entered into an agreement with Wood Logan Associates, an affiliate, to act as the promotional agent for the sale of annuity and variable life contracts. At December 31, 1996, the Company had a payable to NASL Financial for $999,328 and at December 31, 1995, the Company had a receivable from NASL Financial for $881,119.

The Company provides various services and personnel to FNA for accounting, actuarial, administration and systems support. These services are allocated on a pro rata basis and charged as incurred. The total costs allocated for these services in 1996, 1995 and 1994 were approximately $661,000, $456,000 and $418,000, respectively. At December 31, 1996, the Company had a net receivable from FNA for $1,336,725.

The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 3, 6, 8, 9 and 12 for additional related-party transactions).

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


                  Notes to Statutory-Basis Financial Statements


8. BORROWED MONEY

The Company has an unsecured line of credit with State Street Bank and Trust in the amount of $10,000,000, bearing interest based on the bank's money market rate plus 50 basis points. There were no outstanding balances at December 31, 1996 and December 31, 1995. Interest expense was approximately $244,000, $76,000 and $81,600 in 1996, 1995 and 1994, respectively.

The Company has a revolving credit line with MLI. The original term of the agreement was seven years. Each additional borrowing under the agreement has a seven year term from the date of each additional borrowing. The balance outstanding at December 31, 1996 is $137,864,052. Principal and interest is payable in quarterly installments. The interest rate is Libor plus 32.5 basis points. Accrued interest at December 31, 1996 is $336,627.

During 1995, the Company had a $150 million revolving credit and term loan agreement (the Loan) with the Canadian Imperial Bank of Commerce and Deutsche Bank AG. The amount outstanding at December 31, 1995 was in the form of a term loan of $107 million. In April of 1996, the loan was paid in full and the credit line with MLI described above was established.

On December 20, 1994, the Company received $20,000,000 from its former Parent in the form of a surplus note agreement with interest at 8%. This surplus note agreement was assumed by the Parent upon the merger described in Note 1. The note and accrued interest are subordinated to payments due to policyholders and other claimants. Principal and interest payments can be made only upon prior approval of the Insurance Department of the State of Delaware. Interest accrued at December 31, 1996 and 1995 was $1,591,232 and $3,248,219, respectively.
Interest accrued at December 31, 1995 was paid during 1996.

9. DEFERRED COMPENSATION AND RETIREMENT PLANS

Prior to December 31, 1995, NAL maintained the NALACO Pension Plan (the Plan), a defined benefit pension plan for all U.S. employees which vests at five years of service. Sponsorship of this plan was assumed by MLI at the time of the merger. Benefit payout is a function of years of service and average earnings during the employee's last five years of service. MLI's funding policy is to contribute annually the normal cost up to the maximum amount that can be deducted for federal income tax purposes and to charge each subsidiary for its allocable share of such contributions based on a percentage of payroll. No pension cost was allocated to the Company in 1996 or 1995 as the plan was subject to the full funding limitation under the Internal Revenue Code. At December 31,

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


                  Notes to Statutory-Basis Financial Statements


9. DEFERRED COMPENSATION AND RETIREMENT PLANS (CONTINUED)

1996, the Plan's total accumulated benefit obligation determined in accordance with SFAS No. 87 and valued at January 1, 1996 based on an assumed interest rate of 7% was $10,183,862, including vested benefits of $10,094,294 and fair value of assets of $24,427,811.

The Company sponsors a defined contribution retirement plan pursuant to regulation 401(k) of the Internal Revenue Code. All employees on September 1, 1990 were eligible to participate. Employees hired after September 1, 1990 will be eligible after one year of service and attaining age 21. The Company contributes two percent of base pay plus fifty percent of the employee savings contribution. The employee savings contribution is limited to six percent of base pay. The Company contributed $298,997, $203,248 and $167,148 in 1996, 1995 and 1994, respectively.

10. LEASES

The Company leases its office space and various office equipment under operating lease agreements. For the years ended December 31, 1996, 1995 and 1994, the Company incurred rent expense of $1,144,402, $1,388,780 and $840,233, respectively. The Company negotiated a ten-year lease for new office space which commenced in March 1992. In connection with the lease, the Company was required to deposit $1,500,000 in an escrow account as security toward fulfilling the future lease commitment. The balance of the escrow at December 31, 1996 is $900,000.

The minimum lease payments associated with the office space and various office equipment under operating lease agreements is as follows:

                                           MINIMUM
                                            LEASE
                                          PAYMENTS
                                         ----------
     Year ended:
        1997                             $1,180,993
        1998                              1,204,160
        1999                              1,199,923
        2000                              1,197,368
        2001                              1,197,368
     Remaining years                      1,185,908
                                         ----------

     Total                               $7,165,720
                                         ==========


                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


                  Notes to Statutory-Basis Financial Statements


10. LEASES (CONTINUED)

The Company also guarantees FNA's office space lease which has an annual cost to FNA of approximately $80,000.

11. INTEREST RATE SWAP

The Company entered into an interest rate swap in 1995 with Canadian Imperial Bank of Commerce and Deutsche AG for the purpose of minimizing exposure to fluctuations in interest rates on a portion of the debt outstanding at that time. During 1996, the Company terminated this agreement and recognized a gain of $1.6 million which is recorded as a component of investment income.

12. GUARANTEE AGREEMENT

A guarantee agreement continues in effect, whereby the Parent has agreed to unconditionally guarantee that it will, on demand, make funds available to the Company for the timely payment of contractual claims made under fixed annuity and variable life contracts issued by the Company. The guarantee covers all outstanding fixed annuity contracts, including those issued prior to the date of the guarantee agreement.

13. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and Short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds: Fair values for bonds are based on quoted market prices or dealer quotes, where applicable. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services.

Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's balance sheets.

                 North American Security Life Insurance Company
            (a Wholly-Owned Subsidiary of NAWL Holding Company, Inc.)


                  Notes to Statutory-Basis Financial Statements


13. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

Aggregate Reserves: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are stated at the cost the Company would incur to extinguish the liability, i.e., the cash surrender value.

The following sets forth a comparison of the carrying values and fair values of the Company's financial instruments at December 31, 1996 and 1995:

                                                  DECEMBER 31, 1996                    DECEMBER 31, 1995
                                            CARRYING             FAIR             CARRYING             FAIR
                                              VALUE             VALUE              VALUE               VALUE
                                         -----------------------------------------------------------------------
ASSETS:
Bonds                                    $   13,848,316    $   13,965,000      $   16,281,452     $   16,957,000
Common stocks                                30,305,498        30,305,498          20,097,789         20,097,789
Cash and short-term investments               7,321,515         7,321,515           1,797,230          1,797,230
Assets held in separate accounts          6,459,289,860     6,459,289,860       4,914,727,917      4,914,727,917

LIABILITIES:
Aggregate reserves for deferred
   annuities                                  3,674,617         3,674,617           1,931,894          1,931,894
Borrowed money                              138,200,680       138,200,680         107,865,148        107,865,148
Liabilities held in separate
   accounts                               6,271,051,420     6,459,289,860       4,758,269,014      4,914,727,917


                         REPORT OF INDEPENDENT AUDITORS



To the Contract Owners of
 NASL Variable Account of North American Security Life Insurance Company:

We have audited the accompanying statement of assets and contract owners' equity of NASL Variable Account of North American Security Life Insurance Company (the Company) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 financial statements referred to above present fairly, in all material respects, the financial position of NASL Variable Account of North American Security Life Insurance Company at December 31, 1996, and the results of its operations and the changes in its net assets for the year then ended in conformity with generally accepted accounting principles.



Boston, Massachusetts
February 14, 1997
                                                Ernst & Young LLP

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Contract Owners of
   NASL Variable Account:


We have audited the accompanying statement of assets and liabilities for the sub-accounts comprising NASL Variable Account (consisting of the Equity, Investment Quality Bond, Growth and Income, Blue Chip Growth, Money Market, Global Equity, Global Government Bond, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, Aggressive Asset Allocation, Equity-Income, Strategic Bond and International Growth and Income sub-accounts) of North American Security Life Insurance Company as of December 31, 1995, and the related statements of operations and changes in net assets of the Equity, Investment Quality Bond, Growth and Income, Blue Chip Growth, Money Market, Global Equity, Global Government Bond, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, Aggressive Asset Allocation, Equity-Income and Strategic Bond sub-accounts for the year then ended and the related statement of operations and changes in net assets of the International Growth and Income sub-account for the period January 9, 1995 (date of commencement of operations) to December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned sub-accounts comprising NASL Variable Account of North American Security Life Insurance Company as of December 31, 1995, and the results of their operations and the changes in their net assets for the year then ended or the period indicated, in conformity with generally accepted accounting principles.





Boston, Massachusetts
February 23, 1996                               Coopers & Lybrand L.L.P.

NASL VARIABLE ACCOUNT
STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY -- December 31, 1996


ASSETS
Investments at market value:
Sub-accounts:
    Equity Portfolio - 55,659,921 Shares (Cost $1,027,235,347)                                     $1,259,027,422
    Investment Quality Bond Portfolio - 12,225,550 Shares (Cost $140,464,480)                         145,361,793
    Growth and Income Portfolio - 49,632,317 Shares (Cost $725,093,543)                               961,874,305
    Blue Chip Growth Portfolio - 27,761,111 Shares (Cost $313,639,693)                                397,261,501
    Money Market Portfolio - 29,541,451 Shares (Cost $295,414,513)                                    295,414,513
    Global Equity Portfolio - 38,398,475 Shares (Cost $619,556,808)                                   685,028,787
    Global Government Bond Portfolio - 16,035,832 Shares (Cost $215,737,660)                          240,056,406
    U.S. Government Securities Portfolio - 14,062,113 Shares (Cost $182,722,170)                      187,307,348
    Conservative Asset Allocation Portfolio - 17,212,472 Shares (Cost $184,856,560)                   200,353,173
    Moderate Asset Allocation Portfolio - 47,922,107 Shares (Cost $530,263,317)                       598,547,112
    Aggressive Asset Allocation Portfolio - 15,783,046 Shares (Cost $182,854,406)                     212,281,966
    Equity-Income Portfolio - 34,629,206 Shares (Cost $449,113,434)                                   533,636,063
    Strategic Bond Portfolio - 16,510,403 Shares (Cost $180,942,271)                                  197,299,313
    International Growth and Income Portfolio - 14,792,022 Shares (Cost $160,071,003)                 174,102,095
    Growth Portfolio - 3,959,258 Shares (Cost $53,307,696)                                             54,360,608
    Small/Mid Cap Portfolio - 12,220,796 Shares (Cost $160,214,651)                                   163,392,042
    International Small Cap Portfolio - 6,684,989 Shares (Cost $87,430,362)                            90,915,849
                                                                                                   --------------

          Total assets...................................................................          $6,396,220,296
                                                                                                   ==============




CONTRACT OWNERS' EQUITY
    Variable annuity contracts...........................................................          $6,392,622,652
    Annuity reserves.....................................................................               3,597,644
                                                                                                   --------------
           Total contract owners' equity.................................................          $6,396,220,296
                                                                                                   ==============








                             See accompanying notes.


NASL VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 Sub-Account
                                         ------------------------------------------------------------------------------------------

                                                                                  Investment
                                                    Equity                       Quality Bond               Growth and Income
                                         -----------------------------   ---------------------------   ---------------------------

                                            Year Ended December 31          Year Ended December 31        Year Ended December 31
                                         -----------------------------   ---------------------------   ---------------------------

                                              1996             1995           1996           1995          1996             1995
                                          -------------   ------------   ------------   ------------   ------------   ------------
Income:
 Dividends ...........................   $   98,211,395   $  3,952,413   $  8,112,676   $  6,801,549   $ 26,099,422   $ 12,295,900
Expenses:
  Mortality & expense risk and
    administrative charges ............      15,742,214     10,216,686      2,029,392      1,667,841     11,270,881      7,054,820
                                         --------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss) ..........      82,469,181     (6,264,273)     6,083,284      5,133,708     14,828,541      5,241,080
Net realized gain (loss) ..............      70,538,266     29,102,556      1,866,806     (1,374,226)    26,208,114     11,439,262
Unrealized appreciation (depreciation)
    during the period .................      30,086,166    208,487,783     (6,225,133)    15,585,843    114,578,536    101,632,851
                                         --------------   ------------   ------------   ------------   ------------   ------------
Net increase in net assets
    from operations ...................     183,093,613    231,326,066      1,724,957     19,345,325    155,615,191    118,313,193
                                         --------------   ------------   ------------   ------------   ------------   ------------

Changes from principal transactions:
  Purchase payments ...................     176,179,265    152,243,325     26,033,539     20,615,193    156,149,545    105,864,684
  Transfers between sub-accounts
    and the Company ...................      21,282,426     91,976,289     (7,603,590)       610,884     62,642,334     53,438,203
  Withdrawals .........................     (70,974,645)   (41,022,073)   (12,418,477)    (9,834,428)   (50,384,807)   (30,901,300)
  Annual contract fee .................        (593,891)      (453,864)       (62,358)       (63,118)      (378,803)      (286,289)
                                         --------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
    from principal transactions .......     125,893,155    202,743,677      5,949,114     11,328,531    168,028,269    128,115,298
                                         --------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net assets     308,986,768    434,069,743      7,674,071     30,673,856    323,643,460    246,428,491

Net assets at beginning of period .....     950,040,654    515,970,911    137,687,722    107,013,866    638,230,845    391,802,354
                                         --------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period ...........  $1,259,027,422   $950,040,654   $145,361,793   $137,687,722   $961,874,305   $638,230,845
                                         ==============   ============   ============   ============   ============   ============


                            See accompanying notes.


NASL VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                               Sub-Account
                                           ---------------------------------------------------------------------------------------

                                                  Blue Chip Growth            Money Market                  Global Equity
                                           --------------------------   --------------------------   -----------------------------

                                             Year Ended December 31       Year Ended December 31        Year Ended December 31
                                           --------------------------   --------------------------   -----------------------------

                                               1996          1995          1996           1995             1996            1995
                                           ------------  ------------  ------------   ------------     ------------   ------------
Income:
  Dividends ...........................  $    856,382   $    786,320   $ 14,797,551    $ 13,942,901    $ 10,705,346    $ 28,730,987
Expenses:
  Mortality & expense risk and
    administrative charges ............     4,643,767      2,893,560      4,282,556       3,608,339       9,354,676       8,281,164
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net investment income (loss) ..........    (3,787,385)    (2,107,240)    10,514,995      10,334,562       1,350,670      20,449,823
Net realized gain (loss) ..............    27,835,505      2,658,959              0               0      12,381,732      18,159,858
Unrealized appreciation (depreciation)
    during the period .................    44,603,170     41,777,908              0               0      53,342,983      (3,640,061)
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net increase in net assets
    from operations ...................    68,651,290     42,329,627     10,514,995      10,334,562      67,075,385      34,969,620
                                         ------------   ------------   ------------    ------------    ------------    ------------


Changes from principal transactions:
  Purchase payments ...................    56,773,858     48,522,911    162,757,808     126,215,692      69,961,326      73,846,536
  Transfers between sub-accounts
    and the Company ...................    28,258,477     39,579,399    (52,784,116)   (105,785,452)    (21,060,694)    (41,016,819)
  Withdrawals .........................   (18,836,850)    (9,818,260)   (72,134,469)    (52,028,607)    (48,301,849)    (39,666,888)
  Annual contract fee .................      (167,159)      (124,885)      (142,787)       (109,865)       (393,841)       (410,630)
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net increase (decrease) in net assets
    from principal transactions .......    66,028,326     78,159,165     37,696,436     (31,708,232)        204,942      (7,247,801)
                                         ------------   ------------   ------------    ------------    ------------    ------------

Total increase (decrease) in net assets   134,679,616    120,488,792     48,211,431     (21,373,670)     67,280,327      27,721,819

Net assets at beginning of period .....   262,581,885    142,093,093    247,203,082     268,576,752     617,748,460     590,026,641
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net assets at end of period ...........  $397,261,501   $262,581,885   $295,414,513    $247,203,082    $685,028,787    $617,748,460
                                         ============   ============   ============    ============    ============    ============




                             See accompanying notes.





NASL VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                               Sub-Account
                                           ---------------------------   ---------------------------   ---------------------------

                                                      Global                       U.S.                   Conservative
                                                 Government Bond            Government Securities        Asset Allocation
                                           ---------------------------   ---------------------------   ---------------------------

                                              Year Ended December 31       Year Ended December 31        Year Ended December 31
                                           ---------------------------   ---------------------------   ---------------------------

                                               1996           1995           1996           1995           1996           1995
                                           ------------   ------------   ------------   ------------   ------------   ------------
Income:
  Dividends .............................  $ 20,353,777   $ 11,134,112   $ 12,043,963   $ 11,234,073   $ 13,280,150   $ 10,694,769
Expenses:
  Mortality & expense risk and
    administrative charges ..............     3,326,805      3,009,593      2,858,553      2,655,339      3,018,397      3,052,427
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss) ............    17,026,972      8,124,519      9,185,410      8,578,734     10,261,753      7,642,342
Net realized gain (loss) ................     2,366,669      2,214,020     (1,404,574)        75,470      5,557,130      5,148,076
Unrealized appreciation (depreciation)
    during the period ...................     6,050,899     31,070,281     (4,741,349)    15,587,098     (4,550,061)    19,853,900
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net increase in net assets
    from operations .....................    25,444,540     41,408,820      3,039,487     24,241,302     11,268,822     32,644,318
                                           ------------   ------------   ------------   ------------   ------------   ------------


Changes from principal transactions:
  Purchase payments .....................    24,992,816     19,314,715     49,371,308     41,695,417     15,327,057     17,444,784
  Transfers between sub-accounts
    and the Company .....................   (19,896,239)   (18,811,224)   (49,747,858)   (24,365,001)   (17,748,883)   (12,482,271)
  Withdrawals ...........................   (18,086,875)   (15,701,657)   (19,777,598)   (16,213,816)   (28,016,444)   (31,190,237)
  Annual contract fee ...................      (114,090)      (127,214)       (82,721)       (90,102)      (128,219)      (146,082)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
    from principal transactions .........   (13,104,388)   (15,325,380)   (20,236,869)     1,026,498    (30,566,489)   (26,373,806)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Total increase (decrease) in net assets .    12,340,152     26,083,440    (17,197,382)    25,267,800    (19,297,667)     6,270,512

Net assets at beginning of period .......   227,716,254    201,632,814    204,504,730    179,236,930    219,650,840    213,380,328
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net assets at end of period .............  $240,056,406   $227,716,254   $187,307,348   $204,504,730   $200,353,173   $219,650,840
                                           ============   ============   ============   ============   ============   ============




                             See accompanying notes.


NASL VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                                 Sub-Account
                                           ----------------------------------------------------------------------------------------

                                                       Moderate                 Aggressive                        Equity-
                                                   Asset Allocation           Asset Allocation                    Income
                                           ---------------------------   ---------------------------   ----------------------------

                                               Year Ended December 31      Year Ended December 31         Year Ended December 31
                                           ---------------------------   ---------------------------   ----------------------------

                                               1996            1995          1996           1995           1996             1995
                                           ------------   ------------   ------------   ------------   ------------    ------------
Income:
  Dividends .............................  $ 51,330,043   $ 28,759,406   $ 15,310,582   $ 11,134,600   $ 27,996,391    $  3,410,640
Expenses:
  Mortality & expense risk and
    administrative charges ..............     8,696,227      8,527,910      2,962,896      2,650,794      6,323,456       3,916,735
                                           ------------   ------------   ------------   ------------   ------------    ------------

Net investment income (loss) ............    42,633,816     20,231,496     12,347,686      8,483,806     21,672,935        (506,095)
Net realized gain (loss) ................    24,021,437     15,018,509      7,692,646      7,897,507     14,248,677       5,501,447
Unrealized appreciation (depreciation)
    during the period ...................   (17,357,736)    70,271,801      2,609,570     19,421,882     38,129,341      45,616,955
                                           ------------   ------------   ------------   ------------   ------------    ------------

Net increase in net assets
    from operations .....................    49,297,517    105,521,806     22,649,902     35,803,195     74,050,953      50,612,307
                                           ------------   ------------   ------------   ------------   ------------    ------------


Changes from principal transactions:
  Purchase payments .....................    42,525,583     42,501,661     18,402,805     22,202,012     89,722,422      78,127,224
  Transfers between sub-accounts
    and the Company .....................   (46,406,195)   (26,640,289)    (9,078,642)   (10,804,739)    35,937,790      45,625,228
  Withdrawals ...........................   (79,658,173)   (79,543,856)   (23,728,286)   (22,397,713)   (24,729,054)    (12,728,807)
  Annual contract fee ...................      (437,374)      (485,596)      (187,171)      (195,083)      (204,474)       (140,801)
                                           ------------   ------------   ------------   ------------   ------------    ------------

Net increase (decrease) in net assets
    from principal transactions .........   (83,976,159)   (64,168,080)   (14,591,294)   (11,195,523)   100,726,684     110,882,844
                                           ------------   ------------   ------------   ------------   ------------    ------------

Total increase (decrease) in net assets .   (34,678,642)    41,353,726      8,058,608     24,607,672    174,777,637     161,495,151

Net assets at beginning of period .......   633,225,754    591,872,028    204,223,358    179,615,686    358,858,426     197,363,275
                                           ------------   ------------   ------------   ------------   ------------    ------------

Net assets at end of period .............  $598,547,112   $633,225,754   $212,281,966   $204,223,358   $533,636,063    $358,858,426
                                           ============   ============   ============   ============   ============    ============





                             See accompanying notes.




NASL VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                   Sub-Account
                                           --------------------------------------------------------------------------------------

                                               Strategic                           International
                                                  Bond                          Growth and Income               Growth (1)
                                           ----------------------------    ----------------------------  ------------------------

                                            Year Ended December 31            Year Ended December 31     Period Ended December 31
                                           ----------------------------    ----------------------------  ------------------------

                                                1996           1995             1996           1995            1996       1995
                                           ------------    ------------    ------------    ------------    ------------  ------
Income:
  Dividends .............................  $  9,643,463    $  3,783,473    $    190,489    $  1,766,390    $    341,211    $0
Expenses:
  Mortality & expense risk and
    administrative charges ..............     2,160,517       1,283,369       1,849,647         606,981         188,200     0
                                           ------------    ------------    ------------    ------------    ------------    --

Net investment income (loss) ............     7,482,946       2,500,104      (1,659,158)      1,159,409         153,011     0
Net realized gain (loss) ................     2,988,289          41,813       4,120,040         502,507         291,191     0
Unrealized appreciation (depreciation)
    during the period ...................     8,247,559      12,274,700      12,154,473       1,876,619       1,052,912     0
                                           ------------    ------------    ------------    ------------    ------------    --

Net increase in net assets
    from operations .....................    18,718,794      14,816,617      14,615,355       3,538,535       1,497,114     0
                                           ------------    ------------    ------------    ------------    ------------    --


Changes from principal transactions:
  Purchase payments .....................    46,182,825      21,970,895      46,387,432      36,977,061      18,581,188     0
  Transfers between sub-accounts
    and the Company .....................    30,347,502       3,987,010      36,418,911      45,342,755      34,906,152     0
  Withdrawals ...........................    (9,790,056)     (5,783,698)     (6,777,863)     (2,331,931)       (620,165)    0
  Annual contract fee ...................       (58,212)        (45,959)        (52,870)        (15,290)         (3,681)    0
                                           ------------    ------------    ------------    ------------    ------------    --

Net increase (decrease) in net assets
    from principal transactions .........    66,682,059      20,128,248      75,975,610      79,972,595      52,863,494     0
                                           ------------    ------------    ------------    ------------    ------------    --

Total increase (decrease) in net assets .    85,400,853      34,944,865      90,590,965      83,511,130      54,360,608     0

Net assets at beginning of period .......   111,898,460      76,953,595      83,511,130               0               0     0
                                           ------------    ------------    ------------    ------------    ------------    --

Net assets at end of period .............  $197,299,313    $111,898,460    $174,102,095    $ 83,511,130    $ 54,360,608    $0
                                           ============    ============    ============    ============    ============    ==

----------

(1) From commencement of operations July 15, 1996




                             See accompanying notes.



NASL VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                Sub-Account
                                           ---------------------------------------------------
                                                      Small/Mid             International
                                                      Cap (2)               Small Cap (2)           Total              Total
                                           ------------------------   ------------------------   -------------    ---------------


                                           Period Ended December 31   Period Ended December 31   Period Ended      Period Ended
                                           ------------------------   ------------------------  -------------     -------------
                                                                                                 December 31,      December 31,
                                                1996        1995          1996        1995           1996               1995
                                           ------------    -------    -----------    ------     --------------    --------------
Income:
  Dividends .............................  $          0      $0       $   333,347      $0       $  309,606,188    $  148,427,533
Expenses:
  Mortality & expense risk and
    administrative charges ..............     1,004,534       0           599,718       0           80,312,436        59,425,556
                                           ------------      --       -----------      --       --------------    --------------

Net investment income (loss) ............    (1,004,534)      0          (266,371)      0          229,293,752        89,001,977
Net realized gain (loss) ................        78,950       0           544,789       0          199,335,667        96,385,758
Unrealized appreciation (depreciation)
    during the period ...................     3,177,391       0         3,485,487       0          284,644,208       579,817,560
                                           ------------      --       -----------      --       --------------    --------------

Net increase in net assets
    from operations .....................     2,251,807       0         3,763,905       0          713,273,627       765,205,295
                                           ------------      --       -----------      --       --------------    --------------


Changes from principal transactions:
  Purchase payments .....................    62,148,022       0        30,573,571       0        1,092,070,370       807,542,109
  Transfers between sub-accounts
    and the Company .....................   102,797,240       0        58,323,270       0          186,587,885        40,653,975
  Withdrawals ...........................    (3,784,793)      0        (1,732,325)      0         (489,752,729)     (369,163,272)
  Annual contract fee ...................       (20,234)      0           (12,572)      0           (3,040,457)       (2,694,779)
                                           ------------      --       -----------      --       --------------    --------------

Net increase (decrease) in net assets
    from principal transactions .........   161,140,235       0        87,151,944       0          785,865,069       476,338,034
                                           ------------      --       -----------      --       --------------    --------------

Total increase (decrease) in net assets .   163,392,042       0        90,915,849       0        1,499,138,696     1,241,543,328

Net assets at beginning of period .......             0       0                 0       0        4,897,081,600     3,655,538,273
                                           ------------      --       -----------      --       --------------    --------------

Net assets at end of period .............  $163,392,042      $0       $90,915,849      $0       $6,396,220,296    $4,897,081,600
                                           ============      ==       ===========      ==       ==============    ==============

----------

(2) From commencement of operations March 4, 1996



                             See accompanying notes.

                              NASL VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

1. ORGANIZATION:

The NASL Variable Account (the "Account") is a separate account established by North American Security Life Insurance Company (the "Company"). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in the NASL Series Trust (the "Trust") which currently consists of seventeen sub-accounts. The Account is a funding vehicle for variable annuity contracts (the "Contracts") issued by the Company. The Account includes 12 contracts, distinguished principally by the level of expenses and surrender charges. These 12 contracts are as follows:
Venture Variable Annuity 1, 3, 7, 8, 17, 18, 20, 21, 22 and 23 ("VEN 1, 3, 7, 8,
17, 18, 20, 21, 22 and 23") and Venture Vision Variable Annuity 5 and 25 ("VIS 5 and 25"). The Company is a wholly-owned subsidiary of NAWL Holding Company, Inc. ("NAWL"). NAWL holds all the outstanding shares of the Company and Wood Logan Associates, Inc. ("WLA"). Manufacturers Life Insurance Company ("MLI") owns all class A shares of NAWL, representing 85% of the voting shares of NAWL. Certain employees of WLA own all class B shares, which represent the remaining 15% voting interest in NAWL. Prior to January 1, 1996, The Company was a wholly-owned subsidiary of North American Life Assurance Company (NAL), a Canadian mutual life insurance company. NAL merged with the Manufacturers Life Insurance Company of Canada effective January 1, 1996. The surviving company will conduct business under the name "Manufacturers Life Insurance Company."

On March 4, 1996, two new sub-accounts, Small/Mid Cap and International Small Cap, commenced operations. On July 15, 1996, the Growth sub-account commenced operations. Effective October 1, 1996, the name of Pasadena Growth was changed to Blue Chip Growth. Effective December 31, 1996, the name of Value Equity was changed to Equity-Income.

Effective after the close of business on December 31, 1996, the portfolios of the Manulife Series Funds, Inc. (a series trust of MLI) were merged with the NASL Series Trust. As a result of this merger, eight additional sub-accounts will be available as investment options to the contract owners of the Account beginning in 1997. Also, effective after the close of business on December 31, 1996, ten new sub-accounts were created which will be available as investment options for contract owners in 1997. The merger and the creation of the new funds had no effect on the statement of assets and contract owners' equity as of December 31, 1996 nor the statement of operations and changes in net assets for the year then ended.


2. SIGNIFICANT ACCOUNTING POLICIES:

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Investment Company act of 1940.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the account by the Company.

                              NASL VARIABLE ACCOUNT

                                DECEMBER 31, 1996



The operations of the Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


3.  AFFILIATED COMPANY TRANSACTIONS:

Administrative services necessary for the operation of the Account are borne by the Company. The Company has an underwriting agreement with its wholly-owned subsidiary, NASL Financial Services, Inc. ("NASL Financial"). NASL Financial has a promotional agent agreement with Wood Logan Associates, Inc., an affiliate of the Company, to promote the sales of annuity contracts.
Certain officers of the Account are officers and directors of the Company or the Trust.


4.  CONTRACT CHARGES:

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

               (i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

               (ii) Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22,
23): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

               (iii) Current Contract Series (VIS 5, 25): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

                              NASL VARIABLE ACCOUNT

                                DECEMBER 31, 1996




5. PURCHASES AND SALES OF INVESTMENTS:

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 1996.

                                               Purchases         Sales
                                               ---------         -----

Equity Portfolio                           $  467,405,983  $  259,043,647
Investment Quality Bond Portfolio              64,645,420      52,613,022
Growth and Income Portfolio                   259,950,675      77,093,865
Blue Chip Growth Portfolio                    165,496,643     103,255,702
Money Market Portfolio                        597,672,257     549,460,826
Global Equity Portfolio                       149,900,726     148,345,114
Global Government Bond Portfolio               65,936,774      62,014,190
U.S. Government Securities Portfolio           82,405,509      93,456,968
Conservative Asset Allocation Portfolio        40,082,371      60,387,107
Moderate Asset Allocation Portfolio            95,496,874     136,839,217
Aggressive Asset Allocation Portfolio          41,420,547      43,664,155
Equity-Income Portfolio                       190,949,872      68,550,253
Strategic Bond Portfolio                      125,776,519      51,611,514
International Growth and Income Portfolio     141,683,563      67,367,111
Growth Portfolio                               57,792,998       4,776,493
Small/Mid Cap Portfolio                       187,118,411      26,982,710
International Small Cap Portfolio              97,579,108      10,693,535
                                           --------------  --------------
Total                                      $2,831,314,250  $1,816,155,429
                                           ==============  ==============


                            NASL VARIABLE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                              DECEMBER 31, 1996




6. UNIT VALUES:

     A summary of the accumulation unit values at December 31, 1995 and 1996 and the accumulation units and dollar value outstanding at December 31, 1996 are as follows:



                                               1995                             1996
                                            ----------      -------------------------------------------------
                                               Unit            Unit
                                              Value           Value             Units              Dollars
                                            ----------      ----------       ----------        --------------

Equity sub-account
   VEN 1 Contracts..................        $34.164256      $40.513296           18,984        $      769,089
   VEN 3 Contracts..................         20.821819       24.664354        2,175,656            53,661,159
   VEN 7 Contracts..................         20.821819       24.664354       29,034,186           716,109,434
   VEN 8 Contracts..................         20.821819       24.664354        1,984,712            48,951,639
   VIS 5 and 25 Contracts...........         15.402975       18.199588        3,896,591            70,916,345
   VEN 17 Contracts.................         20.821819       24.664354        1,122,373            27,682,597
   VEN 18 Contracts.................         20.821819       24.664354           22,371               551,771
   VEN 20 Contracts.................         20.821819       24.664354        8,994,443           221,842,130
   VEN 21 Contracts.................         20.821819       24.664354        3,147,370            77,627,845
   VEN 22 Contracts.................         20.821819       24.664354        1,316,312            32,465,974
   VEN 23 Contracts.................         20.821819       24.664354          321,421             7,927,629
                                                                             ----------        --------------
                                                                             52,034,419         1,258,505,612


Investment Quality Bond sub-account
   VEN 1 Contracts..................         19.318272       19.560775           11,513               225,199
   VEN 3 Contracts..................         16.751499       16.943257          593,352            10,053,318
   VEN 7 Contracts..................         16.751499       16.943257        4,569,524            77,422,614
   VEN 8 Contracts..................         16.751499       16.943257          352,757             5,976,846
   VIS 5 and 25 Contracts...........         11.417606       11.519237        1,084,870            12,496,880
   VEN 17 Contracts.................         16.751499       16.943257          193,027             3,270,513
   VEN 18 Contracts.................         16.751499       16.943257            9,083               153,894
   VEN 20 Contracts.................         16.751499       16.943257        1,394,147            23,621,391
   VEN 21 Contracts.................         16.751499       16.943257          434,182             7,356,452
   VEN 22 Contracts.................         16.751499       16.943257          197,710             3,349,859
   VEN 23 Contracts.................         16.751499       16.943257           78,708             1,333,569
                                                                             ----------        --------------
                                                                              8,918,873           145,260,535



Growth and Income sub-account
   VEN 3 Contracts..................         16.660889       20.178770        1,787,490            36,069,351
   VEN 7 Contracts..................         16.660889       20.178770       25,383,756           512,212,966
   VEN 8 Contracts..................         16.660889       20.178770        2,189,350            44,178,384
   VIS 5 and 25 Contracts...........         13.263871       16.024067        3,926,911            62,925,086
   VEN 17 Contracts.................         16.660889       20.178770        1,135,270            22,908,355
   VEN 18 Contracts.................         16.660889       20.178770           24,841               501,266
   VEN 20 Contracts.................         16.660889       20.178770        8,658,969           174,727,339
   VEN 21 Contracts.................         16.660889       20.178770        3,289,178            66,371,569
   VEN 22 Contracts.................         16.660889       20.178770        1,507,845            30,426,452
   VEN 23 Contracts.................         16.660889       20.178770          527,541            10,645,129
                                                                             ----------        --------------
                                                                             48,431,151           960,965,897

                            NASL VARIABLE ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                              DECEMBER 31, 1996

                                               1995                             1996
                                            ---------       -----------------------------------------------
                                               Unit            Unit
                                              Value           Value             Units             Dollars
                                            ---------       ---------        ----------        ------------


Blue Chip Growth sub-account
   VEN 3 Contracts..................        11.026969       13.688523           707,800          9,688,731
   VEN 7 Contracts..................        11.026969       13.688523        15,343,746        210,033,221
   VEN 8 Contracts..................        11.026969       13.688523         1,201,469         16,446,331
   VIS 5 and 25 Contracts...........        11.551552       14.303631         2,170,279         31,042,868
   VEN 17 Contracts.................        11.026969       13.688523           909,855         12,454,565
   VEN 18 Contracts.................        11.026969       13.688523            21,838            298,934
   VEN 20 Contracts.................        11.026969       13.688523         5,152,418         70,528,991
   VEN 21 Contracts.................        11.026969       13.688523         2,356,190         32,252,759
   VEN 22 Contracts.................        11.026969       13.688523           738,324         10,106,563
   VEN 23 Contracts.................        11.026969       13.688523           298,492          4,085,919
                                                                             ----------        -----------
                                                                             28,900,411        396,938,882



Money Market sub-account
   VEN 1 Contracts..................        15.478376       16.050779             5,920             95,026
   VEN 3 Contracts..................        14.190910       14.699636         1,575,179         23,154,555
   VEN 7 Contracts..................        14.190910       14.699636         9,846,532        144,740,437
   VEN 8 Contracts..................        14.190910       14.699636           840,966         12,361,888
   VIS 5 and 25 Contracts...........        10.692803       11.048244         1,931,022         21,334,401
   VEN 17 Contracts.................        14.190910       14.699636           302,728          4,449,987
   VEN 18 Contracts.................        14.190910       14.699636             5,140             75,552
   VEN 20 Contracts.................        14.190910       14.699636         3,874,503         56,953,789
   VEN 21 Contracts.................        14.190910       14.699636         1,754,706         25,793,544
   VEN 22 Contracts.................        14.190910       14.699636           244,417          3,592,843
   VEN 23 Contracts.................        14.190910       14.699636           192,414          2,828,420
                                                                             ----------        -----------
                                                                             20,573,527        295,380,442



Global Equity sub-account
   VEN 3 Contracts..................        16.459655       18.276450         2,060,063         37,650,644
   VEN 7 Contracts..................        16.459655       18.276450        22,555,919        412,242,122
   VEN 8 Contracts..................        16.459655       18.276450         1,757,970         32,129,452
   VIS 5 and 25 Contracts...........        12.872711       14.257610         3,476,782         49,570,599
   VEN 17 Contracts.................        16.459655       18.276450           807,823         14,764,135
   VEN 18 Contracts.................        16.459655       18.276450            27,996            511,669
   VEN 20 Contracts.................        16.459655       18.276450         5,145,277         94,037,395
   VEN 21 Contracts.................        16.459655       18.276450         1,479,967         27,048,538
   VEN 22 Contracts.................        16.459655       18.276450           725,911         13,267,081
   VEN 23 Contracts.................        16.459655       18.276450           197,701          3,613,275
                                                                             ----------        -----------
                                                                             38,235,409        684,834,910

                            NASL VARIABLE ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                              DECEMBER 31, 1996


                                               1995                             1996
                                            ---------       -----------------------------------------------
                                               Unit            Unit
                                              Value           Value             Units             Dollars
                                            ---------       ---------        ----------        ------------

Global Government Bond sub-account
   VEN 3 Contracts..................        17.772344       19.803954           645,469         12,782,834
   VEN 7 Contracts..................        17.772344       19.803954         7,975,818        157,952,727
   VEN 8 Contracts..................        17.772344       19.803954           484,169          9,588,469
   VIS 5 and 25 Contracts...........        12.434811       13.821405         1,388,876         19,196,224
   VEN 17 Contracts.................        17.772344       19.803954           224,742          4,450,778
   VEN 18 Contracts.................        17.772344       19.803954            10,407            206,107
   VEN 20 Contracts.................        17.772344       19.803954         1,220,755         24,175,767
   VEN 21 Contracts.................        17.772344       19.803954           393,134          7,785,608
   VEN 22 Contracts.................        17.772344       19.803954           142,374          2,819,569
   VEN 23 Contracts.................        17.772344       19.803954            52,203          1,033,822
                                                                             ----------        -----------
                                                                             12,537,947        239,991,905



U.S. Government Securities sub-account
   VEN 3 Contracts..................        16.083213       16.393307           706,698         11,585,115
   VEN 7 Contracts..................        16.083213       16.393307         6,496,951        106,506,518
   VEN 8 Contracts..................        16.083213       16.393307           387,605          6,354,121
   VIS 5 and 25 Contracts...........        11.333420       11.522857         1,193,266         13,749,835
   VEN 17 Contracts.................        16.083213       16.393307           176,566          2,894,495
   VEN 18 Contracts.................        16.083213       16.393307             3,091             50,679
   VEN 20 Contracts.................        16.083213       16.393307         1,647,768         27,012,361
   VEN 21 Contracts.................        16.083213       16.393307           864,829         14,177,409
   VEN 22 Contracts.................        16.083213       16.393307           196,421          3,219,994
   VEN 23 Contracts.................        16.083213       16.393307           103,362          1,694,443
                                                                             ----------        -----------
                                                                             11,776,557        187,244,970



Conservative Asset Allocation sub-account
   VEN 3 Contracts..................        14.320582       15.113142         2,502,604         37,822,209
   VEN 7 Contracts..................        14.320582       15.113142         8,058,731        121,792,749
   VEN 8 Contracts..................        14.320582       15.113142           324,024          4,897,026
   VIS 5 and 25 Contracts...........        11.672867       12.287873           854,258         10,497,010
   VEN 17 Contracts.................        14.320582       15.113142           214,757          3,245,654
   VEN 18 Contracts.................        14.320582       15.113142             1,584             23,932
   VEN 20 Contracts.................        14.320582       15.113142           883,801         13,357,015
   VEN 21 Contracts.................        14.320582       15.113142           397,294          6,004,357
   VEN 22 Contracts.................        14.320582       15.113142           136,633          2,064,953
   VEN 23 Contracts.................        14.320582       15.113142            37,880            572,483
                                                                             ----------        -----------
                                                                             13,411,566        200,277,388

                            NASL VARIABLE ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                              DECEMBER 31, 1996

                                               1995                             1996
                                            ---------       -----------------------------------------------
                                               Unit            Unit
                                              Value           Value             Units             Dollars
                                            ---------       ---------        ----------        ------------

Moderate Asset  Allocation sub-account
   VEN 3 Contracts..................        14.752561       15.995076         7,190,308        115,009,524
   VEN 7 Contracts..................        14.752561       15.995076        22,857,443        365,606,537
   VEN 8 Contracts..................        14.752561       15.995076         1,259,589         20,147,221
   VIS 5 and 25 Contracts...........        12.056663       13.039212         1,699,397         22,158,796
   VEN 17 Contracts.................        14.752561       15.995076           586,159          9,375,652
   VEN 18 Contracts.................        14.752561       15.995076             7,167            114,629
   VEN 20 Contracts.................        14.752561       15.995076         2,649,111         42,372,724
   VEN 21 Contracts.................        14.752561       15.995076           950,202         15,198,550
   VEN 22 Contracts.................        14.752561       15.995076           419,129          6,703,998
   VEN 23 Contracts.................        14.752561       15.995076            99,785          1,596,064
                                                                             ----------        -----------
                                                                             37,718,290        598,283,695



Aggressive Asset  Allocation sub-account
   VEN 3 Contracts..................        14.990551       16.701647         2,187,301         36,531,528
   VEN 7 Contracts..................        14.990551       16.701647         7,585,171        126,684,855
   VEN 8 Contracts..................        14.990551       16.701647           361,607          6,039,438
   VIS 5 and 25 Contracts...........        12.443644       13.829135           527,340          7,292,660
   VEN 17 Contracts.................        14.990551       16.701647           239,724          4,003,790
   VEN 18 Contracts.................        14.990551       16.701647             3,871             64,649
   VEN 20 Contracts.................        14.990551       16.701647         1,237,382         20,666,311
   VEN 21 Contracts.................        14.990551       16.701647           488,150          8,152,913
   VEN 22 Contracts.................        14.990551       16.701647           116,074          1,938,634
   VEN 23 Contracts.................        14.990551       16.701647            46,171            771,127
                                                                             ----------        -----------
                                                                             12,792,791        212,145,905



Equity-Income sub-account
   VEN 3 Contracts..................        13.548849       16.011513           718,170         11,498,984
   VEN 7 Contracts..................        13.548849       16.011513        16,078,400        257,439,509
   VEN 8 Contracts..................        13.548849       16.011513         1,635,658         26,189,355
   VIS 5 and 25 Contracts...........        12.870851       15.172018         2,904,918         44,073,474
   VEN 17 Contracts.................        13.548849       16.011513         1,120,892         17,947,170
   VEN 18 Contracts.................        13.548849       16.011513            25,349            405,869
   VEN 20 Contracts.................        13.548849       16.011513         6,463,654        103,492,884
   VEN 21 Contracts.................        13.548849       16.011513         3,008,996         48,178,576
   VEN 22 Contracts.................        13.548849       16.011513         1,187,415         19,012,314
   VEN 23 Contracts.................        13.548849       16.011513           299,319          4,792,549
                                                                             ----------        -----------
                                                                             33,442,771        533,030,684

                            NASL VARIABLE ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                              DECEMBER 31, 1996

                                               1995                             1996
                                            ---------       -----------------------------------------------
                                               Unit            Unit
                                              Value           Value             Units             Dollars
                                            ---------       ---------        ----------        ------------
Strategic Bond sub-account
   VEN 3 Contracts..................        11.716972       13.250563           255,906          3,390,901
   VEN 7 Contracts..................        11.716972       13.250563         7,151,063         94,755,610
   VEN 8 Contracts..................        11.716972       13.250563           780,799         10,346,027
   VIS 5 and 25 Contracts...........        11.607403       13.093621         1,157,303         15,153,288
   VEN 17 Contracts.................        11.716972       13.250563           424,389          5,623,388
   VEN 18 Contracts.................        11.716972       13.250563            17,046            225,869
   VEN 20 Contracts.................        11.716972       13.250563         3,116,558         41,296,146
   VEN 21 Contracts.................        11.716972       13.250563         1,301,826         17,249,932
   VEN 22 Contracts.................        11.716972       13.250563           420,385          5,570,333
   VEN 23 Contracts.................        11.716972       13.250563           276,194          3,659,728
                                                                             ----------        -----------
                                                                             14,901,469        197,271,222



International Growth and Income sub-account
   VEN 3 Contracts..................        10.554228       11.718276           278,758          3,266,569
   VEN 7 Contracts..................        10.554228       11.718276         5,800,205         67,968,401
   VEN 8 Contracts..................        10.554228       11.718276           214,982          2,519,219
   VIS 5 and 25 Contracts...........        10.528678       11.660474         1,038,598         12,110,541
   VEN 17 Contracts.................        10.554228       11.718276           510,539          5,982,634
   VEN 18 Contracts.................        10.554228       11.718276             8,736            102,373
   VEN 20 Contracts.................        10.554228       11.718276         4,306,180         50,461,008
   VEN 21 Contracts.................        10.554228       11.718276         1,918,371         22,479,999
   VEN 22 Contracts.................        10.554228       11.718276           609,134          7,137,997
   VEN 23 Contracts.................        10.554228       11.718276           174,572          2,045,687
                                                                             ----------        -----------
                                                                             14,860,075        174,074,428



Growth sub-account
   VEN 3 Contracts..................         --------       13.727312            79,416          1,090,167
   VEN 7 Contracts..................         --------       13.727312         1,620,944         22,251,198
   VEN 8 Contracts..................         --------       13.727312            96,786          1,328,609
   VIS 5 and 25 Contracts...........         --------       13.711434           193,088          2,647,515
   VEN 17 Contracts.................         --------       13.727312            83,393          1,144,764
   VEN 18 Contracts.................         --------       13.727312             1,639             22,502
   VEN 20 Contracts.................         --------       13.727312         1,170,990         16,074,541
   VEN 21 Contracts.................         --------       13.727312           458,281          6,290,972
   VEN 22 Contracts.................         --------       13.727312           185,954          2,552,642
   VEN 23 Contracts.................         --------       13.727312            66,585            914,032
                                                                             ----------        -----------
                                                                              3,957,076         54,316,942

                            NASL VARIABLE ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                              DECEMBER 31, 1996

                                               1995                             1996
                                            ---------       -----------------------------------------------
                                               Unit            Unit
                                              Value           Value             Units            Dollars
                                            ---------       ---------        ----------      --------------
Small/ Mid Cap sub-account
   VEN 3 Contracts..................         --------       13.215952           278,168           3,676,250
   VEN 7 Contracts..................         --------       13.215952         5,018,758          66,327,669
   VEN 8 Contracts..................         --------       13.215952           293,815           3,883,050
   VIS 5 and 25 Contracts...........         --------       13.188627           871,586          11,495,020
   VEN 17 Contracts.................         --------       13.215952           232,184           3,068,532
   VEN 18 Contracts.................         --------       13.215952                 0                   0
   VEN 20 Contracts.................         --------       13.215952         3,428,562          45,311,710
   VEN 21 Contracts.................         --------       13.215952         1,541,924          20,377,996
   VEN 22 Contracts.................         --------       13.215952           555,856           7,346,161
   VEN 23 Contracts.................         --------       13.215952           128,596           1,699,514
                                                                             ----------      --------------
                                                                             12,349,449         163,185,902




International Small Cap sub-account
   VEN 3 Contracts..................         --------       13.493094           227,036           3,063,418
   VEN 7 Contracts..................         --------       13.493094         2,989,507          40,337,696
   VEN 8 Contracts..................         --------       13.493094           165,594           2,234,374
   VIS 5 and 25 Contracts...........         --------       13.465203           457,361           6,158,462
   VEN 17 Contracts.................         --------       13.493094           124,844           1,684,536
   VEN 18 Contracts.................         --------       13.493094                 0                   0
   VEN 20 Contracts.................         --------       13.493094         1,827,628          24,660,354
   VEN 21 Contracts.................         --------       13.493094           681,249           9,192,161
   VEN 22 Contracts.................         --------       13.493094           217,265           2,931,584
   VEN 23 Contracts.................         --------       13.493094            48,228             650,748
                                                                             ----------      --------------
                                                                              6,738,712          90,913,333


                                                                             Total:          $6,392,622,652
                                                                                             ==============

                              NASL VARIABLE ACCOUNT

                                DECEMBER 31, 1996





7.  DIVERSIFICATION REQUIREMENTS:

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.